File Nos. 33-87150
                                                                        811-8890
================================================================================

                       SECURITIES  AND  EXCHANGE  COMMISSION

                            Washington, D.C.  20549

                                   FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
     Pre-Effective  Amendment  No.                                         [ ]
     Post-Effective  Amendment  No.  4                                     [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
  Amendment  No.  11                                                       [X]
                      (Check  appropriate  box  or  boxes.)

     LPLA  Separate  Account  One
     ___________________________
     (Exact  Name  of  Registrant)

     London  Pacific  Life  &  Annuity  Company
     _____________________________________
     (Name  of  Depositor)

     3109  Poplarwood  Court,  Raleigh, North Carolina                   27604
     ___________________________________________________             _________
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code          (919) 790-2243

     Name  and  Address  of  Agent  for  Service
          George  Nicholson
          London  Pacific  Life  &  Annuity  Company
          3109  Poplarwood  Court
          Raleigh,  North  Carolina    27604

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT    06881
          (203)  226-7866


It  is  proposed  that  this  filing  will  become  effective:

_____    immediately  upon  filing  pursuant  to  paragraph  (b)  of  Rule 485
__X__    on December 31, 1998  pursuant  to  paragraph  (b)of  Rule  485
_____    60  days  after  filing  pursuant  to  paragraph  (a)(1)  of Rule 485
_____    on  (date)  pursuant  to  paragraph  (a)(1)  of  Rule  485

If  appropriate,  check  the  following  box:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
    Individual Variable Annuity Contracts




                 CROSS REFERENCE SHEET
                (required by Rule 495)

Item No.                                                  Location
--------                                       -------------------------------
          PART A

Item 1.   Cover Page                           Cover Page

Item 2.   Definitions                          Definitions

Item 3.   Synopsis                             Highlights

Item 4.   Condensed Financial Information      Condensed Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies   The Company; The Separate
                                               Account; LPT Variable
                                               Insurance Series Trust

Item 6.   Deductions and Expenses              Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts                    The Contracts

Item 8.   Annuity Period                       Annuity Provisions

Item 9.   Death Benefit                        Proceeds Payable on
                                               Death

Item 10.  Purchases and Contract Value         Contributions and
                                               Contract Value

Item 11.  Redemptions                          Withdrawals

Item 12.  Taxes                                Federal Tax Status

Item 13.  Legal Proceedings                    Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information            Table of Contents of the
                                               Statement of Additional
                                               Information

          PART B

Item 15.  Cover Page                           Cover Page

Item 16.  Table of Contents                    Table of Contents

Item 17.  General Information and History      The Company

Item 18.  Services                             Not Applicable

Item 19.  Purchase of Securities Being
          Offered.                             Not Applicable

Item 20.  Underwriters                         Distributor

Item 21.  Calculation of Performance Data      Performance Information

Item 22.  Annuity Payments                     Annuity Provisions

Item 23.  Financial Statements                 Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                      LONDON PACIFIC LIFE & ANNUITY COMPANY

                            LPLA SEPARATE ACCOUNT ONE

                       Supplement dated December 31, 1998


This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by London Pacific Life & Annuity Company and LPLA Separate Account One.

1. Effective January 1, 1999, you may no longer allocate Contributions or transfer Contract Value to the Berkeley U.S. Quality Bond Portfolio and the Berkeley Money Market Portfolio of LPT Variable Insurance Series Trust. If, as of January 1, 1999, you are participating in the Dollar Cost Averaging Program and are having amounts transferred from the Berkeley Money Market Sub-Account or the Berkeley U.S. Quality Bond Sub-Account to the other Sub-Accounts, you may continue to have transfers made out of these Sub-Accounts until there is no value left in these Sub-Accounts.

2. Beginning January 1, 1999, you may allocate Contributions or make transfers of Contract Value to the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II of Federated Insurance Series. Additionally, beginning January 1, 1999, under the Dollar Cost Averaging Program, you may transfer amounts from the Federated Prime Money Fund II Sub-Account or the Federated Fund for U.S. Government Securities II Sub-Account to the other Sub-Accounts.

Federated Insurance Series is a mutual fund with eight separate investment portfolios, two of which are available under the Contracts. Federated Advisers is the investment adviser of the Federated Prime Money Fund II and the Federated Fund for U.S. Government Securities II. The following Portfolios are available under the Contract:

     Federated Prime Money Fund II
     Federated Fund for U.S. Government Securities II

3. The following revises certain information in the second paragraph under "Highlights:"

Any references to the Berkeley Money Market Sub-Account are deleted and are replaced with the Federated Prime Money Fund II Sub-Account. This means that with respect to the circumstances described in (a), (b) and (c) in that paragraph, the Company will allocate initial Contributions to the Federated Prime Money Fund II Sub-Account.

4. The following supplements certain information in the LPLA Separate Account One Fee Table under "LPLA Variable Insurance Series Trust's Annual Expenses:"

Effective May 1, 1999, the Company will no longer voluntarily reimburse the Berkeley U.S. Quality Bond and the Berkeley Money Market Portfolios' expenses. For the year ending December 31, 1999, the "Other Expenses" of the Berkeley U.S. Quality Bond Portfolio are estimated to be 2.75% and the "Other Expenses" of the Berkeley Money Market Portfolio are estimated to be 2.25%.

5. The following information is added to the "LPLA Separate Account One Fee Table:"

Federated Insurance Series' Annual Expenses
(as a percentage of the average daily net assets of a Portfolio)

                                       Management            Other
Portfolio                                 Fees              Expenses        Total Annual Expenses
---------                                 ----              --------        ---------------------
Federated Prime Money
Fund II (1)                               .50%                 .30%                  .80%


Federated Fund for
U.S. Government
Securities II (1)                         .60%                 .20%                  .80%

(1) Without expense waivers and reimbursements, the total annual operating expenses for the year ending December 31, 1997 would have been 1.00% for the Federated Prime Money Fund II and 1.25% for the Federated Fund for U.S. Government Securities II.

6. The following information is added under "Examples:"
                                                                               Time Periods
                                                                               ------------
                                                          1 Year       3 Years      Five Years   10 Years
                                                          ------       -------      ----------   --------
Federated Insurance Series Trust

Federated Prime Money Fund II                             a) $95.02     a) $138.64   a) $177.47  a) $310.92
                                                          b) $25.02     b) $ 78.64   b) $137.47  b) $310.92

Federated Fund for U.S. Government
    Securities II                                         a) $95.02     a) $138.64   a) $177.47  a) $310.92
                                                          b) $25.02     b) $ 78.64   b) $137.47  b) $310.92

7. The following information as of September 30, 1998 is added to the "Condensed Financial Information" section of the Prospectus:


     Sub-Account Period Ended 9-30-98

Harris Associates Value
   Unit value at beginning of period                 $15.08
   Unit value at end of period                        13.54
   No. of units outstanding at end of period        434,330

MFS Total Return
   Unit value at beginning of period                 $13.20
   Unit value at end of period                        13.58
   No. of units outstanding at end of period        759,821

Berkeley U.S. Quality Bond
   Unit value at beginning of period                 $10.99
   Unit value at end of period                        11.75
   No. of units outstanding at end of period        157,620

Berkeley Money Market
   Unit value at beginning of period                 $10.76
   Unit value at end of period                        11.01
   No. of units outstanding at end of period        277,425

Strong Growth
   Unit value at beginning of period                 $15.72
   Unit value at end of period                        16.08
   No. of units outstanding at end of period        304,215

Robertson Stephens Diversified Growth
   Unit value at beginning of period                 $12.21
   Unit value at end of period                        10.25
   No. of units outstanding at end of period        415,475


Lexington Corporate Leaders
   Unit value at beginning of period                 $14.25
   Unit value at end of period                        13.98
   No. of units outstanding at end of period        473,383

Morgan Stanley U.F. High Yield
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         9.46
   No. of units outstanding at end of period          34,125

Morgan Stanley U.F. International Magnum
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         8.28
   No. of units outstanding at end of period        169,233

Morgan Stanley U.F. Emerging Markets Equity
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         6.12
   No. of units outstanding at end of period          7,720

BT Equity 500 Index
   Unit value at beginning of period (5/4/98)        $10.00
   Unit value at end of period                         9.06
   No. of units outstanding at end of period         37,675

8.  The following is added to the Prospectus:

Year 2000

The Company's computer systems related to variable annuity products is Year 2000 compliant. Like other variable annuity companies, The Company would be adversely affected if the computer systems used by the adviser, the sub- advisers and other service providers to the Eligible Funds do not properly process and calculate data-related information and data as of and after January 1, 2000. The Company believes the adviser, sub-advisers and service providers are taking steps that they believe are reasonably designed to address the Year 2000 issue. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact.

9. The Prospectus and Statement of Additional Information are dated December 31, 1998.


                                [GRAPHIC OMITTED]

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS
                                    ISSUED BY
                            LPLA SEPARATE ACCOUNT ONE
                                       AND
                      LONDON PACIFIC LIFE & ANNUITY COMPANY

The Individual Fixed and Variable Deferred Annuity Contracts with Flexible Contributions (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions.")

Contributions for the Contracts will be allocated to a segregated investment account of London Pacific Life & Annuity Company (the "Company") which account has been designated LPLA Separate Account One (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Contributions may initially be allocated to the Berkeley Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of LPT Variable Insurance Series Trust, Morgan Stanley Universal Funds, Inc. and BT Insurance Funds Trust. (See "Eligible Funds.") LPT Variable Insurance Series Trust is a series fund with eight Portfolios currently available: Harris Associates Value Portfolio; MFS Total Return Portfolio; Berkeley U.S. Quality
Bond Portfolio; Strong International Stock Portfolio; Berkeley Money Market Portfolio; Robertson Stephens Diversified Growth Portfolio; Lexington Corporate Leaders Portfolio; and Strong Growth Portfolio. Prior to May 1, 1997, the Harris Associates Value Portfolio was known as the MAS Value Portfolio and the Robertson Stephens Diversified Growth Portfolio was known as the Berkeley Smaller Companies Portfolio. Prior to November 3, 1997, the Berkeley Money Market Portfolio and the Berkeley U.S. Quality Bond Portfolio were known as the Salomon Money Market Portfolio and the Salomon U.S. Quality Bond Portfolio, respectively. Shares of the Strong International Stock Portfolio are no longer available for investment. Morgan Stanley Universal Funds, Inc. is a series fund with eighteen portfolios, the following three of which are available in connection with the Contracts: Morgan Stanley U.F High Yield Portfolio, Morgan Stanley U.F. International Magnum Portfolio and Morgan Stanley U.F. Emerging Markets Equity Portfolio. BT Insurance Funds Trust is a series fund with six series, the following of which is available in connection with the Contracts: BT Equity 500 Index Fund.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE CONTRIBUTIONS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a Web Site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI can be found on Page 26 of this Prospectus. For the Statement of Additional Information, call (800) 852-3152 or write to the Company's Annuity Service Center at the address listed on the back page of this Prospectus.

INQUIRIES:

Any inquiries can be made by telephone or in writing to the Annuity Service Center listed on the back page of this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This  Prospectus  and the Statement of Additional  Information  are dated May 1,
1998.

This Prospectus should be kept for future reference.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]




                                TABLE OF CONTENTS

                                                                                         PAGE

DEFINITIONS ...............................................................................1

HIGHLIGHTS ................................................................................3

FEE TABLE..................................................................................5

CONDENSED FINANCIAL INFORMATION............................................................8

THE COMPANY................................................................................9

THE SEPARATE ACCOUNT.......................................................................9

ELIGIBLE FUNDS............................................................................ 9
         LPT Variable Insurance Series Trust...............................................9
         Morgan Stanley Universal Funds, Inc..............................................10
         BT Insurance Funds Trust.........................................................10
         Voting Rights....................................................................10
         Substitution of Securities.......................................................10

CHARGES AND DEDUCTIONS....................................................................10
         Deduction for Contingent Deferred Sales Charge (Sales Load)......................10
         Convalescent Care Facility/Terminal Illness Benefit .............................11
         Reduction or Elimination of the Contingent Deferred Sales Charge.................11
         Deduction for Mortality and Expense Risk Charge..................................11
         Deduction for Administrative Charge .............................................12
         Deduction for Distribution Charge................................................12
         Deduction for Contract Maintenance Charge........................................12
         Deduction for Transfer Fee.......................................................12
         Deduction for Premium and Other Taxes............................................12
         Deduction for Expenses of the Trust..............................................13

THE CONTRACTS............................................................................ 13
         Owner............................................................................13
         Joint Owners ....................................................................13
         Annuitant........................................................................13
         Assignment ......................................................................13

CONTRIBUTIONS AND CONTRACT VALUE..........................................................14
         Contributions ...................................................................14
         Allocation of Contributions......................................................14
         Dollar Cost Averaging Program ...................................................14
         Rebalancing Program..............................................................14
         Contract Value...................................................................14
         Exchange Program.................................................................15
         Accumulation Units...............................................................16
         Accumulation Unit Value..........................................................16

TRANSFERS.................................................................................16
         Transfers During the Accumulation Period.........................................16
         Transfers During the Annuity Period..............................................17

WITHDRAWALS...............................................................................17

         Systematic Withdrawal Option.....................................................18
         Suspension or Deferral of Payments...............................................18

                                                                                        PAGE

PROCEEDS PAYABLE ON DEATH.................................................................18
         Death of Owner During the Accumulation Period....................................18
         Death Benefit Amount During the Accumulation Period..............................18
         Death Benefit Options During the Accumulation Period.............................19
         Death of Owner During the Annuity Period.........................................19
         Death of Annuitant...............................................................19
         Payment of Death Benefit.........................................................20
         Beneficiary......................................................................20
         Change of Beneficiary............................................................20

ANNUITY PROVISIONS........................................................................20
         General..........................................................................20
         Annuity Date.....................................................................20
         Selection or Change of an Annuity Option.........................................20
         Frequency and Amount of Annuity Payments ........................................20
         Annuity .........................................................................20
         Fixed Annuity ...................................................................21
         Variable Annuity ................................................................21
         Annuity Options..................................................................21
              Option A. Life Annuity......................................................21
              Option B. Life Annuity with Period Certain of 120 Months....................21
              Option C. Joint and Survivor Annuity........................................21
              Option D. Period Certain....................................................21

DISTRIBUTOR...............................................................................21

PERFORMANCE INFORMATION...................................................................21
         Berkeley Money Market Sub-Account................................................21
         Other Sub-Accounts...............................................................22

FEDERAL TAX STATUS .......................................................................23
         General..........................................................................23
         Diversification..................................................................23
         Contracts Owned by Other than Natural Persons....................................24
         Multiple Contracts...............................................................24
         Tax Treatment of Assignments.....................................................24
         Income Tax Withholding...........................................................24
         Tax Treatment of Withdrawals - Non-Qualified Contracts...........................24
         Qualified Plans..................................................................25
         Tax Treatment of Withdrawals - Qualified Contracts...............................25

FINANCIAL STATEMENTS......................................................................26

LEGAL PROCEEDINGS.........................................................................26

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............................26

APPENDIX ................................................................................A-1


                                   DEFINITIONS

ACCUMULATION PERIOD: The period prior to the Annuity Date during which Contributions may be made.

ACCUMULATION UNIT: A unit of measure used to determine the value of the Owner's interest in a Sub-Account of the Separate Account during the Accumulation Period.

ADJUSTED CONTRACT VALUE: The Contract Value less any applicable Premium Tax and Contract Maintenance Charge, if any. This amount is applied to the applicable Annuity Tables to determine Annuity Payments.

AGE: The age of any Owner or Annuitant on his/her last birthday.

ANNUITANT: The natural person on whose life Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any Joint Annuitant.

ANNUITY DATE: The date on which Annuity Payments begin.

ANNUITY OPTIONS: Options available for Annuity Payments.

ANNUITY PAYMENTS: The series of payments made to the Owner or any named payee after the Annuity Date under the Annuity Option selected.

ANNUITY PERIOD: The period of time beginning with the Annuity Date during which Annuity Payments are made.

ANNUITY SERVICE CENTER: The office indicated on the back page of this Prospectus to which notices, requests and Contributions must be sent. All sums payable to the Company under the Contract are payable only at the Annuity Service Center.

ANNUITY UNIT: A unit of measure used to calculate Variable Annuity Payments during the Annuity Period.

BENEFICIARY: The person(s) or entity(ies) who will receive the death benefit payable under the Contract.

COMPANY: London Pacific Life & Annuity Company.

CONTRACT ANNIVERSARY: An anniversary of the Issue Date.

CONTRACT VALUE: The dollar value as of any Valuation Period of all amounts accumulated in the Contract.

CONTRACT WITHDRAWAL VALUE: The Contract Value less any applicable Premium Tax, less any Contingent Deferred Sales Charge, less any applicable Contract Maintenance Charge.

CONTRACT YEAR: The first Contract Year is the annual period which begins on the Issue Date. Subsequent Contract Years begin on each anniversary of the Issue Date.

CONTRIBUTION: A payment made by or on behalf of an Owner with respect to the Contract.

EFFECTIVE DATE: The date the Company declares a Guaranteed Interest Rate for a specified Guarantee Period.

ELIGIBLE FUND: An investment entity into which assets of the Separate Account will be invested.

FIXED ACCOUNT: An investment option within the General Account where the Company guarantees the rate(s) of interest for a specified Guarantee Period.

FIXED ANNUITY: A series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company.

GENERAL ACCOUNT: The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

GUARANTEE PERIOD: A one year period, commencing on the Issue Date, for which the Guaranteed Interest Rate is credited. Upon each Contract Anniversary, a new one year Guarantee Period commences.

GUARANTEED INTEREST RATE: The interest rate credited to the Contract Value by the Company for any given Guarantee Period.

ISSUE DATE: The date on which the Contract became effective.

NON-QUALIFIED CONTRACTS: Contracts issued under non-qualified plans which do not receive favorable tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER: The person or entity entitled to the ownership rights stated in the Contract.

PORTFOLIO: A segment of an Eligible Fund which constitutes a separate and distinct class of shares.

PREMIUM TAX: Any premium taxes paid to any governmental entity assessed against Contributions or Contract Value.

QUALIFIED CONTRACTS: Contracts issued under qualified plans which receive favorable tax treatment under Section 408 of the Code.

SEPARATE ACCOUNT: The Company's separate account designated as LPLA Separate Account One.

SUB-ACCOUNT: Separate Account assets are divided into Sub-Accounts. Assets of each Sub-Account will be invested in shares of an Eligible Fund or a Portfolio of an Eligible Fund.

VALUATION DATE: Each day on which the Company and the New York Stock Exchange ("NYSE") are open for business.

VALUATION PERIOD: The period of time beginning at the close of business of the NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Separate Account.

WRITTEN REQUEST: A request in writing, in a form satisfactory to the Company, which is received by the Annuity Service Center.


                                   HIGHLIGHTS

Contributions for the Contracts will be allocated to a segregated investment account of London Pacific Life & Annuity Company (the "Company") which account has been designated LPLA Separate Account One (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Contributions may initially be allocated to the Berkeley Money Market Sub-Account of the Separate Account (see below). The Separate Account invests in shares of LPT Variable Insurance Series Trust, Morgan Stanley Universal Funds, Inc. and BT Insurance Funds Trust. Owners bear the investment risk for all amounts allocated to the Separate Account.

The Contract may be returned to the Company for any reason within ten (10) calendar days, or for a longer period in states where required, (thirty (30) calendar days if purchased by individuals in California who are 60 years of age or older on the Issue Date, or twenty (20) calendar days of the date of receipt with respect to the circumstances described in (c) below) after its receipt by the Owner ("Right to Examine Contract"). It may be returned to the Company at its Annuity Service Center (or the agent through whom it was purchased in the State of Washington). When the Contract is received by the Company at its Annuity Service Center, it will be voided as if it had never been in force. Upon its return, the Company will refund the Contract Value next computed after receipt of the Contract by the Company at its Annuity Service Center except in the following circumstances: (a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Contributions, less withdrawals; or (c) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Contributions, less withdrawals. With respect to the circumstances described in (a), (b) and (c) above, the Company will refund the greater of Contributions, less any withdrawals, or the Contract Value (in Idaho, the Company will refund Contributions, less withdrawals), and will allocate initial Contributions to the Berkeley Money Market Sub-Account (except for any Contribution to be allocated to the Fixed Account as elected by the Owner) for 15 days after the Company first allocates the Owner's first Contribution (this period may be longer in certain states). Upon the expiration of such period, the Sub-Account value of the Berkeley Money Market Sub-Account will be allocated to the Separate Account in accordance with the election made by the Owner at the time the Contract is issued.

The Company offers an exchange program (the "Exchange Program") which is available only to purchasers who exchange an existing fixed annuity contract issued by another insurance company not affiliated with the Company or other financial investments for the Contract offered by this Prospectus. Under the Exchange Program, the Company adds certain amounts to the Contract Value as exchange credits ("Exchange Credits"). Subject to specific limits, the Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties incurred in surrendering the financial investment, if any. (See "Contributions and Contract Value - Exchange Program.")

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               CHARGE AS A PERCENTAGE
                                                                                    OF UNLIQUIDATED
                                         CONTRACT YEAR                          CONTRIBUTION WITHDRAWN
------------------------------------------------------------------------------------------------------------------------------------
                                            1 year                                         7%
------------------------------------------------------------------------------------------------------------------------------------
                                            2 years                                        7%
                                            3 years                                        6%
                                            4 years                                        5%
                                            5 years                                        4%
                                            6 years                                        3%
                                            7 years                                        2%
------------------------------------------------------------------------------------------------------------------------------------
                                       8 years or more                                     0%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the unliquidated Contributions. Unliquidated means not previously surrendered or withdrawn. The Contingent Deferred Sales Charge is based upon the Contract Year in which the withdrawal is made as follows:

The Owner may make a partial withdrawal once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge ("Free Withdrawal"). The Free Withdrawal amount may be up to 10% of unliquidated Contributions. For purposes of calculating the Free Withdrawal amount and the Contingent Deferred Sales Charge, amounts withdrawn as a Free Withdrawal are not considered a liquidation of contributions. If the Systematic Withdrawal Option is selected, the once a Contract Year limitation is waived if there have been no other Free Withdrawals during the current Contract Year. (See "Charges and Deductions - Deduction for Contingent Deferred Sales Charge" and the "Appendix.") Withdrawals of income may be subject to a ten percent (10%) federal income tax penalty if the Owner is not 59 1/2 years old at the time of the withdrawal. Each Valuation Period, the Company deducts a Distribution Charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of each Sub-Account of the Separate Account. This charge compensates the Company for the costs associated with the distribution of the Contracts. (See "Charges and Deductions - Deduction for Distribution Charge.")

Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of each Sub-Account of the Separate Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions - Deduction for Administrative Charge.")

On each Contract Anniversary, the Company deducts a Contract Maintenance Charge of $36 ($30 in North Dakota) from the Contract Value. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $50,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted pro-rata from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. (See "Charges and Deductions
- Deduction for Contract Maintenance Charge.")

Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values between Sub-Accounts or to or from the Fixed Account. (See "Charges and Deductions - Deduction for Transfer Fee.")

The Company will not deduct Premium Taxes from an Owner's Contributions before allocating the Contributions to the Fixed Account and/or Sub-Accounts of the Separate Account unless required to pay such taxes under applicable state law. The Company's current practice is to pay the Premium Tax due and deduct the tax upon full or partial withdrawals, payment of a death benefit or purchase of an annuity under the Contract. The Company reserves the right to discontinue the deferral of this tax. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. See "Federal Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts." For a further discussion of the taxation of the Contracts, see "Federal Tax Status."

See "Federal Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            LPLA SEPARATE ACCOUNT ONE
                                    FEE TABLE

     CONTRACT OWNER TRANSACTION EXPENSES
     Contingent Deferred Sales Charge                                                          CHARGE AS A PERCENTAGE
     (see Note 2 on Page 6)                                                                       OF UNLIQUIDATED
                                                             CONTRACT YEAR                    CONTRIBUTION WITHDRAWN
                                                             -------------                    ----------------------
                                                                1 year                                   7%
                                                                2 years                                  7%
                                                                3 years                                  6%
                                                                4 years                                  5%
                                                                5 years                                  4%
                                                                6 years                                  3%
                                                                7 years                                  2%
                                                            8 years or more                              0%

     Transfer Fee                                             No charge for first 12 transfers in a Contract Year; thereafter
     (see Note 3 on Page 6)                                   the fee is the lesser of $20 or 2% of the amount transferred.

     Contract Maintenance Charge                              $36 per Contract per Contract Year.
     (see Note 4 on Page 6)

     SEPARATE ACCOUNT ANNUAL EXPENSES                         Mortality and Expense Risk Charge...................  1.25%
     (as a percentage of average account value)               Administrative Charge..............................    .15%
                                                              Distribution Charge..................................  .10%
                                                                                                                     ----
                                                              Total Separate Account Annual Expenses............... 1.50%

     LPT VARIABLE INSURANCE SERIES TRUST'S ANNUAL EXPENSES
     (as a percentage of the average daily net assets of a Portfolio)
                                                                                      Other Expenses
                                                                  Management          (after expense      Total Annual
                                                                     Fees             reimbursement)*       Expenses*
                                                                     ----             ---------------       ---------

     Harris Associates Value Portfolio (1)                        1.00%               .29%                1.29%
     MFS Total Return Portfolio                                    .75%               .54%                1.29%
     Berkeley U.S. Quality Bond Portfolio                          .55%               .44%                 .99%
     Strong International Stock Portfolio                          .75%               .74%                1.49%
     Berkeley Money Market Portfolio                               .45%               .44%                 .89%
     Robertson Stephens Diversified Growth Portfolio (2)           .95%               .44%                1.39%
     Lexington Corporate Leaders Portfolio                         .65%               .64%                1.29%
     Strong Growth Portfolio                                       .75%               .54%                1.29%

     (1) Prior to May 1, 1997, the Management Fee was .875% of the average daily net assets of the Portfolio.

     (2) Prior to May 1, 1997, the Management Fee was 1.00% of the average daily net assets of the Portfolio.

     * The Company has voluntarily agreed through December 31, 1998 to reimburse each Portfolio for certain expenses (excluding brokerage commissions) in excess of approximately the amounts set forth above under "Total Annual Expenses" for each Portfolio. Absent this expense reimbursement arrangement, for the year ending December 31, 1997, the "Total Annual Expenses" (on an annualized basis) were: 4.22% for the Harris Associates Value Portfolio; 3.88% for the MFS Total Return Portfolio; 5.09% for the Berkeley U.S. Quality Bond Portfolio; 4.30% for the Berkeley Money Market Portfolio; 6.81% for the Strong International Stock Portfolio; 4.44% for the Strong Growth Portfolio; 4.53% for the Robertson Stephens Diversified Growth Portfolio; and 4.08% for the Lexington Corporate Leaders Portfolio. The examples following are calculated based upon such expense reimbursement arrangements.


     MORGAN STANLEY UNIVERSAL FUNDS, INC.'S ANNUAL EXPENSES...
     (as a percentage of the average daily net assets of a Portfolio)
                                                                                          Other Expenses
                                                                     Management           (after expense       Total Annual
                                                                        Fees               reimbursement)*       Expenses*
                                                                        ----               ---------------       ---------

     Morgan Stanley U.F. High Yield Portfolio                            0.0%                  .80%                .80%
     Morgan Stanley U.F. International Magnum Portfolio                  0.0%                 1.15%               1.15%
     Morgan Stanley U.F. Emerging Markets Equity Portfolio               0.0%                 1.75%               1.75%

     * The advisers have voluntarily waived receipt of their management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the percentages set forth above under "Total Annual Portfolio Expenses." Absent this expense reimbursement, for the year ending December 31, 1997, "Management Fees," "Other Expenses," and "Total Annual Expenses would have been: 0.50%, 1.18% and 1.68% for the Morgan Stanley U.F. High Yield Portfolio; 0.80%, 1.98%, and 2.78% for the Morgan Stanley U.F. International Magnum Portfolio; and 1.25%, 2.87% and 4.12% for the Morgan Stanley U.F. Emerging Markets Portfolio.

     BT INSURANCE FUNDS TRUST'S ANNUAL EXPENSES
     (as a percentage of the average daily net assets of a Portfolio)

                                                Management        Administrative     Other              Total Annual
                                                   Fees                 Fee        Expenses          Portfolio Expenses
                                                   ----                 ---        --------          ------------------
     BT Equity 500 Index Fund (1)                  .20%            .02%               .08%                    .30%

     (1) Without expense waivers and reimbursements, the total operating expense for the BT Equity 500 Index Fund would have been 2.78%.






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                           EXAMPLES (SEE NOTE 6 BELOW)

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if the Contract is surrendered at the end of each time period; (b) if the Contract is not surrendered or if the Contract is annuitized.

                                                                                            TIME PERIODS

     LPT VARIABLE INSURANCE SERIES TRUST                         1 YEAR              3 YEARS           5 YEARS         10 YEARS
                                                                 ------              -------           -------         --------
        Harris Associates Value Portfolio                  a)    $100.04        a)   $154.47     a)    $205.22     a)   $374.10
                                                           b)   $  30.04        b)  $  94.47     b)    $165.22     b)   $374.10
        MFS Total Return Portfolio                         a)    $100.04        a)   $154.47     a)    $205.22     a)   $374.10
                                                           b)   $  30.04        b)  $  94.47     b)    $165.22     b)   $374.10
        Berkeley U.S. Quality Bond Portfolio               a)   $  96.96        a)   $144.78     a)    $188.23     a)   $335.42
                                                           b)   $  26.96        b)  $  84.78     b)    $148.23     b)   $335.42
        Strong International Stock Portfolio               a)    $102.09        a)   $160.94     a)    $216.55     a)   $399.88
                                                           b)   $  32.09        b)   $100.94     b)    $176.55     b)   $399.88
        Berkeley Money Market Portfolio                    a)   $  95.94        a)   $141.55     a)    $182.56     a)   $322.53
                                                           b)   $  25.94        b)  $  81.55     b)    $142.56     b)   $322.53
        Robertson Stephens Diversified Growth Portfolio    a)    $101.06        a)   $157.70     a)    $210.88     a)   $386.99
                                                           b)   $  31.06        b)  $  97.70     b)    $170.88     b)   $386.99
        Lexington Corporate Leaders Portfolio              a)    $100.04        a)   $154.47     a)    $205.22     a)   $374.10
                                                           b)   $  30.04        b)  $  94.47     b)    $165.22     b)   $374.10
        Strong Growth Portfolio                            a)    $100.04        a)   $154.47     a)    $205.22     a)   $374.10
                                                           b)   $  30.04        b)  $  94.47     b)    $165.22     b)   $374.10
     MORGAN STANLEY UNIVERSAL FUNDS, INC.

        Morgan Stanley U.F. High Yield Portfolio           a)     $95.02        a)   $138.64     a)    $177.47     a)    $310.92
                                                           b)     $25.02        b)    $78.64     b)    $137.47     b)    $310.92
        Morgan Stanley U.F. International                  a)     $98.60        a)   $149.95     a)    $197.29     a)    $356.05
             Magnum Portfolio                              b)     $28.60        b)    $89.95     b)    $157.29     b)    $356.05
        Morgan Stanley U.F. Emerging                       a)    $104.75        a)   $169.34     a)    $231.27     a)    $433.40
             Markets Equity Portfolio                      b)     $34.75        b)   $109.34     b)    $191.27     b)    $433.40
     BT INSURANCE FUNDS TRUST

        BT Equity 500 Index Fund                           a)     $89.89        a)   $122.48     a)    $149.15     a)    $246.46
                                                           b)     $19.89        b)    $62.48     b)    $109.15     b)    $246.46

NOTES TO FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to assist Owners in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for the Eligible Funds.

2. Once each Contract Year, an Owner may withdraw up to 10% of unliquidated (which means not previously surrendered or withdrawn) Contributions on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge. A Free Withdrawal can be made once each Contract Year unless the Systematic Withdrawal Option is selected. Withdrawals of income may be subject to a ten percent (10%) federal income tax penalty if the Owner is not 59 1/2 at the time of the withdrawal.

3. Transfers made at the end of the Right to Examine Contract period and any transfers made pursuant to an approved Dollar Cost Averaging Program or Rebalancing Program will not be counted in determining the application of the Transfer Fee.

4.   During the  Accumulation  Period,  if the  Contract  Value on the  Contract
     Anniversary is at least $50,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the full charge will be deducted regardless of Contract size. In the State of North Dakota, the Contract Maintenance Charge is $30.

5. Premium Taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions - Deduction for Premium and Other Taxes.")

6. The Examples assume an estimated $25,000 Contract Value so that the Contract Maintenance Charge per $1,000 of net asset value in the Separate Account is $1.44. Such charge would be higher for smaller Contract Values and lower for higher Contract Values.

7. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                                    PERIOD FROM
                                                                           YEAR ENDED              COMMENCEMENT OF
         SUB-ACCOUNT                                                        12-31-97           OPERATIONS TO 12-31-96
         -----------                                                        --------           ----------------------
         Harris Associates Value
              Unit value at beginning of period                               $12.12                   $10.00
              Unit value at end of period                                     $15.08                   $12.12
              No. of units outstanding at end of period                      225,262                   50,583

         MFS Total Return

              Unit value at beginning of period                               $11.03                   $10.00
              Unit value at end of period                                     $13.20                   $11.03
              No. of units outstanding at end of period                      443,010                   82,279

         Berkeley U.S. Quality Bond*

              Unit value at beginning of period                               $10.15                   $10.00
              Unit value at end of period                                     $10.99                   $10.15
              No. of units outstanding at end of period                       87,032                   78,700

         Berkeley Money Market**

              Unit value at beginning of period                               $10.36                   $10.00
              Unit value at end of period                                     $10.76                   $10.36
              No. of units outstanding at end of period                      127,652                   27,763

         Strong International Stock

              Unit value at beginning of period                               $10.58                   $10.00
              Unit value at end of period                                      $9.28                   $10.58
              No. of units outstanding at end of period                      122,491                   40,840

         Strong Growth

              Unit value at beginning of period                               $12,62                   $10.00
              Unit value at end of period                                     $15.72                   $12.62
              No. of units outstanding at end of period                      169,389                   44,555

         Robertson Stephens Diversified Growth

              Unit value at beginning of period                               $10.35                   $10.00
              Unit value at end of period                                     $12.21                   $10.35
              No. of units outstanding at end of period                      236,983                   52,516

         Lexington Corporate Leaders

              Unit value at beginning of period                               $11.51                   $10.00
              Unit value at end of period                                     $14.25                   $11.51
              No. of units outstanding at end of period                      233,629                   29,933

     * Prior to November 3, 1997, the Berkeley U.S. Quality Bond Sub-Account was known as the Salomon U.S. Quality Bond Sub-Account.

     ** Prior to November 3, 1997, the Berkeley Money Market Sub-Account was known as the Salomon Money Market Sub-Account.

                         CONDENSED FINANCIAL INFORMATION

The financial statements of the Company and the Separate Account may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each Sub-Account for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.


                                   THE COMPANY

London Pacific Life & Annuity Company (the "Company") was organized in 1927 in North Carolina as a stock life insurance company. The Company was acquired from Liberty Life in 1989 and was formerly named Southern Life Insurance Company.

The Company is authorized to sell life insurance and annuities in forty states and the District of Columbia. The Company's ultimate parent is London Pacific Group Limited, an international fund management firm chartered in Jersey, Channel Islands.

                              THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to North Carolina insurance law on November 21, 1994. This segregated asset account has been designated LPLA Separate Account One (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company.

The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account is divided into Sub-Accounts. Each Sub-Account invests in one Portfolio of an Eligible Fund. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Contributions allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Accounts to which Contributions are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                                 ELIGIBLE FUNDS

Purchasers should read the prospectuses for the funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Additional prospectuses and the Statements of Additional Information can be obtained by calling or writing the Company.

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with the Company. Certain
Portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to Owners.

LPT VARIABLE INSURANCE SERIES TRUST. LPT Variable Insurance Series Trust (the "Trust") has been established to act as one of the funding vehicles for the Contracts offered. LPIMC Insurance Marketing Services (the "Adviser"), a subsidiary of the Company and a registered investment adviser under the Investment Advisers Act of 1940, serves as investment adviser to the Trust. The Adviser has entered into sub-advisory agreements with professional managers for investment of the assets of each Portfolio. The Sub-Adviser for each Portfolio is listed under each Portfolio below. The Portfolios pay monthly investment management fees to the Adviser, and the Adviser pays the sub-advisers for their services to the Portfolios. See "Management of the Trust" in the Prospectuses for each Portfolio, which accompany this Prospectus, for additional information concerning the Adviser and the Sub-Advisers, including a description of advisory and sub-advisory fees.

SHARES OF THE STRONG INTERNATIONAL STOCK PORTFOLIO ARE NO LONGER AVAILABLE FOR INVESTMENT.

The following Portfolios are available under the Contract:

          Harris Associates Value Portfolio. The Sub-Adviser for this Portfolio is Harris Associates L.P.

          MFS Total Return Portfolio. The Sub-Adviser for this Portfolio is Massachusetts Financial Services Company.

          Berkeley U.S. Quality Bond Portfolio. The Sub-Adviser for this Portfolio is Berkeley Capital Management. Prior to November 3, 1997, the Portfolio had a different Sub-Adviser.

          Strong  International  Stock  Portfolio.   The  Sub-Adviser  for  this
          Portfolio is Strong Capital Management, Inc.

          Berkeley Money Market Portfolio. The Sub-Adviser for this Portfolio is Berkeley Capital Management. Prior to November 3, 1997, the Portfolio had a different Sub-Adviser.

          Robertson Stephens Diversified Growth Portfolio. The Sub-Adviser for this Portfolio is Robertson, Stephens & Company Investment Management, L.P.

          Lexington Corporate Leaders Portfolio. The Sub-Adviser for this Portfolio is Lexington Management Corporation.

          Strong Growth Portfolio. The Sub-Adviser for this Portfolio is Strong Capital Management, Inc.

MORGAN STANLEY UNIVERSAL FUNDS, INC. Morgan Stanley Universal Funds, Inc. is a mutual fund with eighteen portfolios, three of which are available under the Contracts. Miller Anderson & Sherrerd, LLP is the investment adviser to the Morgan Stanley U.F. High Yield Portfolio. Morgan Stanley Asset Management Inc. is the investment adviser for the Morgan Stanley U.F. International Magnum and Morgan Stanley U.F. Emerging Markets Equity Portfolios. The following Portfolios are available under the Contract:

         Morgan Stanley U.F. High Yield Portfolio.

         Morgan Stanley U.F. International Magnum Portfolio.

         Morgan Stanley U.F. Emerging Markets Equity Portfolio.

BT INSURANCE FUNDS TRUST. BT Insurance Funds Trust is a series fund with six series, one of which is available under the Contracts. Bankers Trust Company is the investment manager of the Fund. The following Portfolio is available under the Contract:

         BT Equity 500 Index Fund.

VOTING RIGHTS. In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to a shareholder meeting of the Trust. Voting instructions will be solicited by written communication at least ten (10) days prior to the meeting.

SUBSTITUTION OF SECURITIES. If the shares of an Eligible Fund (or any Portfolio within an Eligible Fund or any other Eligible Fund or Portfolio), are no longer available for investment by the Separate Account or, if in the judgment of the Company's Board of Directors, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may limit further purchase of such shares or may substitute shares of another Eligible Fund or Portfolio for shares already purchased under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE (SALES LOAD). The Contracts do not provide for a front-end sales charge. However, if all or a portion of the unliquidated Contribution is withdrawn within the first seven Contract Years, a Contingent Deferred Sales Charge (sales load) will be assessed. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is based upon the Contract Year in which the withdrawal is made and is applied only to a withdrawal of Contribution.

The Contingent Deferred Sales Charge is as follows:
                                                                             CHARGE AS A PERCENTAGE
                                                                                OF UNLIQUIDATED
                                      CONTRACT YEAR                          CONTRIBUTION WITHDRAWN
                                      -------------                          ----------------------

                                         1 year                                        7%
                                         2 years                                       7%
                                         3 years                                       6%
                                         4 years                                       5%
                                         5 years                                       4%
                                         6 years                                       3%
                                         7 years                                       2%
                                     8 years or more                                   0%

The Owner may make a partial withdrawal once each Contract Year on a non-cumulative basis without the imposition of the Contingent Deferred Sales Charge ("Free Withdrawal"). The Free Withdrawal amount may be up to 10% of unliquidated Contributions. Unliquidated means not previously surrendered or withdrawn. For purposes of calculating the Free Withdrawal amount and the Contingent Deferred Sales Charge, amounts withdrawn as a Free Withdrawal are not considered a liquidation of contributions. If the Systematic Withdrawal Option is selected, the once a Contract Year limitation is waived if there have been no other Free Withdrawals during the current Contract Year. Systematic Withdrawals can be made monthly, quarterly, semi-annually or annually. See the "Appendix" for examples of how the Free Withdrawal amount and the Contingent Deferred Sales Charge are calculated. The value of the Exchange Credits from the Exchange Program is not available as a Free Withdrawal (see "Contributions and Contract Value - Exchange Program"). Withdrawals of income may be subject to a ten percent federal income tax penalty if the Owner is not 59 1/2 at the time of the withdrawal.

CONVALESCENT CARE FACILITY/TERMINAL ILLNESS BENEFIT. In addition, in certain states, if an Owner has been confined in a Convalescent Care Facility for any continuous ninety day period or if the Owner is first diagnosed as having a terminal illness and it is at least 90 days after the Issue Date, an Owner may make a one time withdrawal of a certain amount free of the Contingent Deferred Sales Charge.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE. The amount of the Contingent Deferred Sales Charge may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

      1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      2. The total amount of Contributions to be received will be considered. Per Contract sales expenses are likely to be less on larger Contributions than on smaller ones.

      3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

      4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE. Each Valuation Period, the Company deducts a Mortality and Expense Risk Charge from the Separate Account which is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-Account of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make Annuity Payments after the Annuity Date (determined in accordance with the Annuity Option chosen by the Owner) regardless of how long all Annuitants live. This assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than that anticipated in the mortality tables, will have any adverse effect on the Annuity Payments the Annuitant will receive under the Contract. Further, the Company bears a mortality risk in that it guarantees the annuity purchase rates for the Annuity Options under the Contract whether for a Fixed Annuity or a Variable Annuity. Also, the Company bears a mortality risk with respect to the death benefit and with respect to the waiver of the Contingent Deferred Sales Charge if Contributions have been held in the Contract less than eight (8) years. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE CHARGE. Each Valuation Period, the Company deducts an Administrative Charge from the Separate Account which is equal, on an annual basis, to .15% of the average daily net asset value of each Sub-Account of the Separate Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION FOR DISTRIBUTION CHARGE. Each Valuation Period, the Company deducts a Distribution Charge from the Separate Account which is equal, on an annual basis, to .10% of the average daily net asset value of each Sub-Account of the Separate Account. This charge compensates the Company for the costs associated with the distribution of the Contracts. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its costs of distribution. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss. The staff of the Securities and Exchange Commission deems the Distribution Charge to constitute a deferred sales charge.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE. On each Contract Anniversary, the Company deducts a Contract Maintenance Charge from the Contract Value by subtracting values from the Fixed Account and/or by cancelling Accumulation Units from each applicable Sub-Account to reimburse it for expenses relating to maintenance of the Contracts. The Contract Maintenance Charge is $36.00 ($30 in the State of North Dakota) each Contract Year. However, during the Accumulation Period, if the Contract Value on the Contract Anniversary is at least $50,000, then no Contract Maintenance Charge is deducted. If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Contract Maintenance Charge will be deducted at the time of the total withdrawal. During the Annuity Period, the Contract Maintenance Charge will be deducted from Annuity Payments regardless of Contract size and will result in a reduction of each Annuity Payment. The Contract Maintenance Charge will be deducted pro-rata from the Fixed Account and the Sub-Accounts. (In South Carolina, Texas and Washington, the Company deducts the Contract Maintenance Charge only by canceling Accumulation Units from each applicable Sub-Account.) The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION FOR TRANSFER FEE. An Owner may transfer all or part of the Owner's interest in a Sub-Account or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in a Contract Year. A transfer made at the end of the Right to Examine Contract period from the Berkeley Money Market Sub-Account will not count in determining the application of the Transfer Fee. If more than twelve transfers have been made in a Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of $20 or 2% of the amount transferred. The Transfer Fee will be deducted from the Contract Value in the Fixed Account or the Sub-Account from which the transfer is made. However, if the Owner's entire Contract Value in the Fixed Account or a Sub-Account is being transferred, the Transfer Fee will be deducted from the amount which is transferred. If the Contract Value is being transferred from more than one Sub-Account or a Sub-Account and the Fixed Account, any Transfer Fee will be allocated to the Fixed Account an to those Sub-Accounts on a pro-rata basis in proportion to the amount transferred from each. If the Owner is participating in an approved Dollar Cost Averaging Program or Rebalancing Program, such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee.

DEDUCTION FOR PREMIUM AND OTHER TAXES. Any taxes, including any Premium Taxes, paid to any governmental entity relating to the Contract may be deducted from the Contributions or Contract Value when incurred. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Separate Account; receipt by the Company of the Contributions; or commencement of Annuity Payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company's current practice is to pay any Premium Taxes when incurred and deduct the tax upon full or partial withdrawals, payment of a death benefit or purchase of an annuity under the Contract. The Company reserves the right to discontinue the deferral of Premium Taxes. Premium taxes generally range from 0% to 4%.

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient.

The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR EXPENSES OF THE TRUST. There are other deductions from and expenses (including management fees paid to the Adviser and other expenses) paid out of the assets of the Trust which are described in the Prospectuses for the Portfolios of the Trust.

                                  THE CONTRACTS

OWNER. The Owner has all interest and rights to amounts held in his or her Contract. The Owner is the person designated as such on the Issue Date, unless changed. The Owner may change owners of the Contract at any time prior to the Annuity Date by Written Request. A change of Owner will automatically revoke any prior designation of Owner. The change will become effective as of the date the Written Request is signed. A new designation of Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

JOINT OWNERS. The Contract can be owned by Joint Owners. If Joint Owners are named, any Joint Owner must be the spouse of the other Owner. Upon the death of either Owner, the surviving Joint Owner will be the Primary Beneficiary. Any other Beneficiary designation will be treated as a Contingent Beneficiary unless otherwise indicated in a Written Request. Unless otherwise specified in the application for the Contract, if there are Joint Owners both signatures will be required for all Owner transactions except telephone transfers. If the telephone transfer option is elected and there are Joint Owners, either Joint Owner can give telephone instructions.

ANNUITANT. The Annuitant is the person on whose life Annuity Payments are based. The Annuitant is the person designated by the Owner at the Issue Date, unless changed prior to the Annuity Date. The Annuitant may not be changed in a Contract which is owned by a non-natural person. Any change of Annuitant is subject to the Company's underwriting rules then in effect.

ASSIGNMENT. A Written Request specifying the terms of an assignment of the Contract must be provided to the Annuity Service Center. Until the Written Request is received, the Company will not be required to take notice of or be responsible for any transfer of interest in the Contract by assignment, agreement, or otherwise.

The Company will not be responsible for the validity or tax consequences of any assignment. Any assignment made after the death benefit has become payable will be valid only with the Company's consent.

If the Contract is assigned, the Owner's rights may only be exercised with the consent of the assignee of record.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Section 408 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.


                        CONTRIBUTIONS AND CONTRACT VALUE

CONTRIBUTIONS. The initial Contribution is due on the Issue Date. The minimum initial Contribution is $5,000 (except for Individual Retirement Annuities, the minimum initial Contribution is $1,000). The minimum subsequent Contribution is $1,000, or if the periodic investment plan option is elected $100. The maximum total Contributions the Company will accept without Company approval are $1,000,000, except for issue Ages greater than 75 years old for which the maximum total Contributions are $500,000.

The Company reserves the right to reject any Contribution or Contract.

ALLOCATION OF CONTRIBUTIONS. Contributions are allocated to the Fixed Account and/or to one or more Sub-Accounts of the Separate Account in accordance with the selections made by the Owner. The allocation of the initial Contribution is made in accordance with the selection made by the Owner at the Issue Date. Unless otherwise changed by the Owner, subsequent Contributions are allocated in the same manner as the initial Contribution. Allocation of the Contribution is subject to the terms and conditions imposed by the Company. There are currently no limitations on the number of Sub-Accounts that can be selected by an Owner. Allocations must be in whole percentages with a minimum allocation of 10% of each Contribution or transfer, unless the Contribution is being made pursuant to an approved Dollar Cost Averaging Program. Under certain circumstances, the Company will allocate initial Contributions to the Berkeley Money Market Sub-Account until the expiration of the Right to Examine Contract period (see "Highlights").

For initial Contributions, if the forms required to issue a Contract are in good order, the Company will apply the Contribution to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the Contribution within five business days. The Company will not retain the Contribution for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser. For subsequent Contributions, the Company will apply Contributions to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars as of the end of the Valuation Period during which the Contribution was received in good order.

DOLLAR COST AVERAGING PROGRAM. Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer amounts on a monthly, quarterly, semi-annual or annual basis from the Berkeley Money Market Sub-Account, the Berkeley U.S. Quality Bond Sub-Account or the Fixed Account to one or more Sub-Accounts. Dollar Cost Averaging may be elected if the Owner's Contract Value is at least $20,000 as of the Valuation Date Dollar Cost Averaging is elected. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Transfers to the Fixed Account are not permitted. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify its Dollar Cost Averaging Program.

If selected, Dollar Cost Averaging must be for at least 12 months. There is no current charge for Dollar Cost Averaging. However, the Company reserves the right to charge for Dollar Cost Averaging in the future. The standard date of the month for transfers is the date the Owner's request for enrollment in the program is received and processed by the Company and subsequent monthly, quarterly, semi-annual or annual anniversaries of that date. The Owner may specify a different future date. Transfers made pursuant to the Dollar Cost Averaging Program are not taken into account in determining any Transfer Fee.

REBALANCING PROGRAM. Certain Owners may utilize an asset allocation model known as the Asset Equalizer to help them establish their initial investment allocations in the Contracts. These Owners may rebalance their investments monthly to maintain the allocation in the Asset Equalizer model. Rebalancing provides for periodic pre-authorized automatic transfers among the Sub-Accounts. Any amounts in the Fixed Account will not be transferred pursuant to this program. If the Owner is participating in the Rebalancing Program, such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee.

CONTRACT VALUE. The Contract Value for any Valuation Period is the sum of the Contract Value in each of the Sub-Accounts of the Separate Account and the Contract Value in the Fixed Account.

The Contract Value in a Sub-Account of the Separate Account is determined by multiplying the number of Accumulation Units allocated to the Sub-Account by the Accumulation Unit value.

EXCHANGE PROGRAM. The Company currently offers an exchange program (the "Exchange Program") which is available only to purchasers who exchange an existing contract issued by another insurance company not affiliated with the Company or other financial investment (an "Exchange Investment") for a Contract offered by this Prospectus. The Exchange Program is not available to purchasers who own a variable annuity contract and want to exchange it for the Contract described in this Prospectus. The Company reserves the right to modify, suspend, or terminate the Exchange Program at any time or from time to time without notice. If such an Exchange Program is in effect, it will apply to all such exchanges which qualify for the program for a Contract offered under this Prospectus. The Exchange Program is available only where permitted by law to owners of insurance or fixed annuity contracts and other financial investments.

A currently owned annuity or life insurance policy may be exchanged for a Contract pursuant to Section 1035 of the Code, or where applicable, may qualify for a "rollover" or transfer to a Contract pursuant to other sections of the Code.

Purchasers should carefully evaluate whether the Exchange Program offers benefits which are more favorable than if the Owner continued to hold the Exchange Investment. Factors to consider include, but are not limited to: (a) the amount, if any, of the surrender charges or other charges and penalties incurred in surrendering a contract or financial investment, which can be ascertained from the insurance company or institution which issued the contract or investment; (b) the time remaining under the Exchange Investment during which surrender charges or other charges and penalties apply; (c) the on-going charges, if any, under the Exchange Investment versus the on-going charges under the Contract; (d) the Contingent Deferred Sales Charge under the Contract; (e) the amount and timing of any benefits under such an Exchange Program; and (f) the potentially greater cost to the Owner if the Contingent Deferred Sales Charge on the Contact or the surrender charge or charges and penalties on the Exchange Investment exceeds the benefits under such an Exchange Program. While the Company knows of no adverse federal income tax consequences, Owners should consult with their own tax adviser as to the tax consequences of such an exchange.

Under the currently available Exchange Program, the Company adds certain amounts to the Contract Value as exchange credits ("Exchange Credits"). Such Exchange Credits are credited by the Company on behalf of Owners of Exchange Investments with funds from the Company's General Account. Subject to a specified limit (the "Exchange Credit Limit") discussed below, the Exchange Credits equal the surrender charge paid, if any, to the other insurance company or the charges and penalties paid to the institution. The Exchange Program is subject to the following rules:

      1. The Company does not add Exchange Credits unless it receives in writing, not later than 30 days after the issue of the Contract, evidence satisfactory to the Company:

          a. of the surrender charge or other charges and penalties, if any, paid by the Owner to surrender the Exchange Investment and the amount of any such charge; and

          b. that the Owner acknowledges that he or she is aware that the Contingent Deferred Sales Charge under the Contract will be assessed in full against any subsequent surrender or partial withdrawal to the extent then applicable.

      2. The Company allocates the Exchange Credits to the Contract Value 30 days after a Contract is issued (40 days after a Contract is issued in California if the purchaser is 60 years of age or older). The ratio of the Exchange Credits to be added to the Fixed Account is the ratio between such Fixed Account and the Contribution on the date the Contract is issued. The Exchange Credits, if any, to be allocated to the Separate Account are pro-rated among the Sub-Accounts based on the ratio of the Contract Values in the Sub-Accounts 30 days after the Contract is issued (40 days after a Contract is issued in California if the purchaser is 60 years of age or older). The allocations are made as follows:

          a. for Fixed Account allocations: once any applicable Exchange Credits are allocated, interest is credited as if the Exchange Credits had been allocated as of the Issue Date.

          b. for allocations to any Sub-Accounts: the Company adds Accumulation Units at the Accumulation Unit Value for the designated Sub-Accounts as of the Valuation Period of such addition.

      3. The value of the Exchange Credits as of the date of the allocation to the Sub-Accounts equals the lesser of the Exchange Credit Limit or the surrender charge or other charges and penalties paid to surrender the Exchange Investment. The Exchange Credit Limit currently is 5% of the net amount payable upon surrender of the Exchange Investment. It is not based on any other Contribution. The Company reserves the right at any time and from time to time to increase or decrease the Exchange Credit Limit. However, the Exchange Credit Limit in effect at any time will apply to all purchases qualifying for the Exchange Program.

      4.   The  value  of  the  Exchange  Credits  is  not  available  as a Free
           Withdrawal (see "Charges and Deductions Deduction for Contingent Deferred Sales Charge").

      5. The Company does not consider additional amounts credited to the Contract Value under the Exchange Program to be an increase in the Owner's investment in the Contract.

ACCUMULATION UNITS. Accumulation Units will be used to account for all amounts allocated to or withdrawn from the Sub-Accounts of the Separate Account as a result of Contributions, withdrawals, transfers, or fees and charges. The Company will determine the number of Accumulation Units of a Sub-Account purchased or cancelled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the Sub-Account by the dollar value of one Accumulation Unit of the Sub-Account as of the end of the Valuation Period during which the request for the transaction is received at the Annuity Service Center.

ACCUMULATION UNIT VALUE. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for each Sub-Account for any later Valuation Period is determined by subtracting (2) from
(1) and dividing the result by (3) where:

      1.   is the result of:

          a. the assets of the Sub-Account attributable to Accumulation Units; plus or minus

          b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account.

      2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge, for the Administrative Charge and for the Distribution Charge.

      3. is the number of Accumulation Units outstanding at the end of the Valuation Period.

      The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                    TRANSFERS

TRANSFERS DURING THE ACCUMULATION PERIOD. Subject to any limitation imposed by the Company on the number of transfers (currently, unlimited) that can be made during the Accumulation Period, the Owner may transfer all or part of the Contract Value in a Sub-Account or the Fixed Account without the imposition of any fee or charge if there have been no more than the number of free transfers (currently, twelve) made. All transfers are subject to the following:

     1. If more than the number of free transfers have been made in a Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer permitted.

     2. The minimum amount which can be transferred is $500 (from (i) one or multiple Sub-Accounts, or (ii) the Fixed Account) or the Owner's entire interest in the Sub-Account or the Fixed Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred. Transfers made pursuant to an approved Dollar Cost Averaging Program and Rebalancing Program will not be subject to this limitation. The minimum amount which must remain in the Fixed Account after a transfer is $500, or $0 if the entire amount in any Guarantee Period is transferred. Transfers made from any Guarantee Period pursuant to an approved Dollar Cost Averaging Program will not be subject to these limits.

     3. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

Owners can elect to make transfers by telephone. To do so Owners must complete a Written Request. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions. The Company will not be liable for any loss, liability, cost or expense incurred by the Owner for acting in accordance with such telephone instructions believed to be genuine. The telephone transfer privilege may be discontinued at any time by the Company. If there are Joint Owners, unless the Company is informed to the contrary, telephone instructions will be accepted from either of the Joint Owners.

Neither the Separate Account nor the Trust is designed for professional market timing organizations or other entities using programmed and frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio. The Company reserves the right to restrict the transfer privilege or reject any specific Contribution allocation request for any person whose transactions seem to follow a timing pattern.

TRANSFERS DURING THE ANNUITY PERIOD. During the Annuity Period, the Owner may make transfers, by Written Request, as follows:

      1. The Owner may make transfers of Contract Values between Sub-Accounts, subject to any limitations imposed by the Company on the number of transfers that can be made during the Annuity Period (currently, unlimited). If more than the number of free transfers have been made in a Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer permitted. The Transfer Fee will be deducted from the amount which is transferred.

      2. The Owner may once each Contract Year make a transfer from one or more Sub-Accounts to the Fixed Account. The Owner may not make a transfer from the Fixed Account to the Separate Account.

      3. Transfers between Sub-Accounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units.

      4. The minimum amount which can be transferred is $500 (from one or multiple Sub-Accounts) or the Owner's entire interest in the Sub-Account, if less. The minimum amount which must remain in a Sub-Account after a transfer is $500 per Sub-Account, or $0 if the entire amount in the Sub-Account is transferred.

      5. The Company reserves the right, at any time and without prior notice to any party, to terminate, suspend or modify the transfer privilege described above.

                                   WITHDRAWALS

During the Accumulation Period, the Owner may, upon a Written Request, make a total or partial withdrawal of the Contract Withdrawal Value. (In the State of Washington, the Owner may make a withdrawal on the Annuity Date.)

Unless the Owner instructs the Company otherwise, a partial withdrawal will be made from the Separate Account. A partial withdrawal will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the Owner's interest in the Sub-Account bears to the total Contract Value allocated to the Separate Account. The Owner must specify by Written Request in advance which Sub-Account Accumulation Units are to be cancelled if other than the above method is desired.

A partial withdrawal is taken first from the Contract Withdrawal Value for which the Free Withdrawal provision applies and then from the Contract Withdrawal Value for which the Contingent Deferred Sales Charge applies. A partial withdrawal from the Fixed Account is made for a Contract with multiple Contributions during the Guarantee Period by a withdrawal from the Contribution with the most recent Effective Date.

The Company will pay the amount of any withdrawal from the Separate Account within seven (7) days of receipt of a request in good order unless the Suspension or Deferral of Payments provision is in effect.

Each partial withdrawal must be for at least $500 (this requirement may be waived to meet minimum distribution requirements for Qualified Contracts). The minimum Contract Value which must remain in the Contract after a partial withdrawal is the greater of (i) $2,000; or (ii) 150% of the applicable Contingent Deferred Sales Charge (this requirement may be waived to meet minimum distribution requirements for Qualified Contracts). The minimum Contract Value which must remain in a Sub-Account or the Fixed Account after a partial withdrawal is $500.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL FROM THE CONTRACT. See "Federal Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Treatment of Withdrawals - Non-Qualified Contracts."

SYSTEMATIC WITHDRAWAL OPTION. The Company offers a Systematic Withdrawal Option which enables an Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. The Systematic Withdrawal Option is available if the Owner's Contract Value is at least $20,000 as of the Valuation Date this option is requested. The Owner or the Company may terminate systematic withdrawals upon 30 days' prior written notice. There is currently no transaction charge for systematic withdrawals. However, the Company reserves the right to exercise the transaction charge for systematic withdrawals in the future. The total permitted systematic withdrawal not subject to a Contingent Deferred Sales Charge in a Contract Year is limited to not more than 10% of the unliquidated Contributions as of the immediately preceding Contract Anniversary or, if during the first Contract Year, as of the Issue Date. The exercise of the Systematic Withdrawal Option in any Contract Year replaces the Free Withdrawal (not subject to Contingent Deferred Sales Charge) amount which is allowable once per Contract Year. Any amounts withdrawn in excess of the Free Withdrawal amount may be subject to Contingent Deferred Sales Charges. The Systematic Withdrawal Option can be exercised at any time, including during the first Contract Year.

Systematic withdrawals are available for Qualified and Non-Qualified Contracts. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Federal Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Treatment of Withdrawals - Non-Qualified Contracts.") Owners entering into such a program instruct the Company to withdraw an amount specified as a percentage of the Contribution, or a percentage of Contract Value, or in dollars on a monthly, quarterly or semi-annual basis. The minimum withdrawal amount is $100 per payment. The standard date of the month for withdrawals is the date the Owner's request for enrollment in the program is received and processed by the Company, and subsequent monthly (or the payment schedule selected) anniversaries of that date. The Owner may specify a different future date.

SUSPENSION OR DEFERRAL OF PAYMENTS. The Company reserves the right to suspend or postpone payments from the Separate Account for a withdrawal or transfer for any period when:

     1. The New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   Trading on the New York Stock Exchange is restricted;

     3. An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

     4. During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company further reserves the right to postpone payment for a withdrawal or transfer from the Fixed Account for a period of up to six months.

                            PROCEEDS PAYABLE ON DEATH

DEATH OF OWNER DURING THE ACCUMULATION PERIOD. Upon the death of the Owner or any Joint Owner prior to the Annuity Date, the death benefit will be paid to the Beneficiary(ies) designated by the Owner. Upon the death of a Joint Owner, the surviving Joint Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

A Beneficiary may request that the death benefit be paid under one of the Death Benefit Options described below. If the Beneficiary is the spouse of the Owner he or she may elect to continue the Contract at the then current Contract Value in his or her own name and exercise all the Owner's rights under the Contract.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD. Prior to the Owner, or the oldest Joint Owner, attaining Age 75, the death benefit during the Accumulation Period will be the greater of:

      1.   The Adjusted Contributions; or

      2. The Contract Value determined as of the end of the Valuation Period during which the Company receives at its Annuity Service Center both due proof of death and an election of the payment method; or

      3. The Contract Value on the most recent seventh year Contract Anniversary or the Adjusted Contributions as of the most recent seventh year Contract Anniversary, whichever is greater. This amount is increased for subsequent Contributions and reduced for subsequent partial withdrawals in the same proportion that the Contract Value was reduced on the date of the withdrawal.

After the Owner, or the oldest Joint Owner, attains Age 75 but before attaining Age 85, the death benefit during the Accumulation Period will be determined in accordance with the above and will be subject to any applicable Contingent Deferred Sales Charge determined at the time the death benefit is paid.

After the Owner, or the oldest Joint Owner, attains Age 85, the death benefit during the Accumulation Period will be the Contract Value determined as of the end of the Valuation Period during which the Company receives both due proof of death an election for the payment method, less any applicable Contingent Deferred Sales Charge determined at the time the death benefit is paid.

Adjusted Contributions are equal to the initial Contribution increased for subsequent Contributions and reduced for subsequent partial withdrawals in the same proportion that the Contract Value was reduced on the date of the withdrawal.

In certain states, the death benefit during the Accumulation Period will be the Contract Value determined as of the end of the Valuation Period during which the Company receives both due proof of death and an election for the payment method less any applicable Contingent Deferred Sales Charge determined at the time the death benefit is paid.

Owners should refer to their Contract for the applicable death benefit provision.

See the "Appendix" for examples of how the death benefit is calculated.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PERIOD. A non-spousal Beneficiary must elect the death benefit to be paid under one of the following options in the event of the death of the Owner during the Accumulation Period:

     Option 1 - lump sum payment of the death benefit; or

     Option 2 - payment of the entire death  benefit  within 5 years of the date of the death of the Owner; or

     Option 3 - payment of the death benefit under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary with distribution beginning within one year of the date of death of the Owner or any Joint Owner.

Any portion of the death benefit not applied under Option 3 within one year of the date of the Owner's death, must be distributed within five years of the date of death.

A spousal Beneficiary may elect to continue the Contract in his or her own name at the then current Contract Value, elect a lump sum payment of the death benefit or apply the death benefit to an Annuity Option.

If a lump sum payment is requested, the amount will be paid within seven (7) days of receipt of proof of death and the election, unless the Suspension or Deferral of Payments provision is in effect.

Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date of receipt of proof of death.

DEATH OF OWNER DURING THE ANNUITY PERIOD. If the Owner or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at such Owner's death. Upon the death of the Owner during the Annuity Period, the Beneficiary becomes the Owner.

DEATH OF ANNUITANT. Upon the death of the Annuitant, who is not the Owner, during the Accumulation Period, the Owner may designate a new Annuitant, subject to the Company's underwriting rules then in effect. If no designation is made within 30 days of the death of the Annuitant, the Owner will become the Annuitant. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner and a new Annuitant may not be designated.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as specified in the Annuity Option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

PAYMENT OF DEATH BENEFIT. The Company will require due proof of death before any death benefit is paid. Due proof of death will be:

      1.   a certified death certificate;

      2. a certified decree of a court of competent jurisdiction as to the finding of death; or

      3. any other proof satisfactory to the Company.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

BENEFICIARY. The Beneficiary designation in effect on the Issue Date will remain in effect until changed. The Beneficiary is entitled to receive the benefits to be paid at the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to the survivor(s) as follows:

     1. to the Primary Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none

     2. to the Contingent Beneficiary(ies) who survive the Owner's and/or the Annuitant's death, as applicable; or if there are none

     3.   to the estate of the Owner.

CHANGE OF BENEFICIARY. Subject to the rights of any irrevocable Beneficiary(ies), the Owner may change the Primary Beneficiary(ies) or Contingent Beneficiary(ies). Any change must be made by Written Request. The change will take effect as of the date the Written Request is signed. The Company will not be liable for any payment made or action taken before it records the change.

                               ANNUITY PROVISIONS

GENERAL. On the Annuity Date, the Adjusted Contract Value will be applied under the Annuity Option selected by the Owner. Annuity Payments may be made on a fixed or variable basis or both.

ANNUITY DATE. The Annuity Date is selected by the Owner on the Issue Date. The Annuity Date must be the first day of a calendar month and must be at least one month after the Issue Date. The Annuity Date may not be later than when the Annuitant reaches Age 85 or 10 years after the Issue Date for issue ages after Age 75.

Prior to the Annuity Date, the Owner, subject to the above, may change the Annuity Date by Written Request. Any change must be requested at least seven (7) days prior to the new Annuity Date.

SELECTION OR CHANGE OF AN ANNUITY OPTION. An Annuity Option is selected by the Owner at the time the Contract is issued. Prior to the Annuity Date, the Owner can change the Annuity Option selected by Written Request. Any change must be requested at least seven (7) days prior to the Annuity Date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS. Annuity Payments are paid in monthly installments. The Adjusted Contract Value is applied to the Annuity Table for the Annuity Option selected. If the Adjusted Contract Value to be applied under an Annuity Option is less than $2,000, the Company reserves the right to make a lump sum payment in lieu of Annuity Payments. If the Annuity Payment would be or become less than $200 where only a Fixed Annuity or a Variable Annuity is selected, or if the Annuity Payment would be or become less than $100 on each basis when a combination of Fixed and Variable Annuities are selected, the Company will reduce the frequency of payments to an interval which will result in each payment being at least $200, or $100 on each basis if a combination of Fixed and Variable Annuities is selected.

ANNUITY. If the Owner selects a Fixed Annuity, the Adjusted Contract Value is allocated to the Fixed Account and the Annuity is paid as a Fixed Annuity. If the Owner selects a Variable Annuity, the Adjusted Contract Value will be allocated to the Sub-Account(s) of the Separate Account in accordance with the selection made by the Owner, and the Annuity will be paid as a Variable Annuity. The Owner can also select a combination of a Fixed and Variable Annuity and the Adjusted Contract Value will be allocated accordingly. Unless the Owner specifies otherwise, the payee of the Annuity Payments shall be the Owner.

The Adjusted Contract Value will be applied to the applicable Annuity Table contained in the Contract based upon the Annuity Option selected by the Owner.

FIXED ANNUITY. The Owner may elect to have the Adjusted Contract Value applied to provide a Fixed Annuity. The dollar amount of each Fixed Annuity Payment will be determined in accordance with Annuity Tables contained in the Contract which are based on the minimum guaranteed interest rate of 3% per year. The dollar amount of each Fixed Annuity Payment will be reduced by the applicable portion of the Contract Maintenance Charge. After the initial Fixed Annuity Payment, the payments will not change regardless of investment, mortality or expense experience.

VARIABLE ANNUITY. Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Variable Annuity payments are not guaranteed as to dollar amount.

ANNUITY OPTIONS. The following Annuity Options or any other Annuity Option acceptable to the Company may be selected:

     OPTION A. LIFE ANNUITY: Monthly Annuity Payments during the life of the Annuitant.

     OPTION B. LIFE ANNUITY WITH PERIOD CERTAIN OF 120 MONTHS: Monthly Annuity Payments during the lifetime of the Annuitant and in any event for one hundred twenty (120) months. If the Beneficiary does not desire payments to continue for the remainder of the period certain, he or she may elect to have the present value of the guaranteed annuity payments remaining commuted and paid in a lump sum.

     OPTION C. JOINT AND SURVIVOR ANNUITY: Monthly Annuity Payments payable during the joint lifetime of the Annuitant and a Joint Annuitant and then during the lifetime of the survivor at 66 2/3%.

     OPTION D. PERIOD CERTAIN: Monthly payments will be made for a specified period. The specified period must be at least ten (10) years and cannot be more than thirty (30) years. If the Owner does not desire payments to continue for the remainder of the selected period, he or she may elect to have the present value of the remaining payments to be made from the Separate Account commuted and paid in a lump sum or as an Annuity Option purchased at the date of such election.

Annuity Options A, B, C and D are available on a Fixed Annuity basis, a Variable Annuity basis or a combination of both. Election of a Fixed Annuity or a Variable Annuity must be made no later than fifteen (15) days prior to the Annuity Date. If no election is made as between a Fixed Annuity and a Variable Annuity, the Variable Annuity will be the default option.

                                   DISTRIBUTOR

London Pacific Financial and Insurance Services is the distributor of the Contracts. London Pacific Financial and Insurance Services is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. London Pacific Financial and Insurance Services is an affiliate of the Company.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.0% of Contributions, for promotional or distribution expenses associated with the marketing of the Contracts.

                             PERFORMANCE INFORMATION

BERKELEY MONEY MARKET SUB-ACCOUNT. From time to time, the Berkeley Money Market Sub-Account of the Separate Account may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Berkeley Money Market Sub-Account refers to the income generated by Contract Values in the Berkeley Money Market Sub-Account over a seven-day period ending on the date of calculation (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Value in the Berkeley Money Market Sub-Account. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Value is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "current yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charge.

OTHER SUB-ACCOUNTS. From time to time, the Company may advertise performance data for the various other Sub-Accounts under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charges under the Contracts. The Company may also advertise performance information computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

Any advertisement will also include standardized average annual total return figures calculated as described in the Statement of Additional Information. The total return figures will reflect all recurring charges and deductions against the Sub-Account's income, including the deduction of the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge, the Contract Maintenance Charge and the Contingent Deferred Sales Charge for the applicable periods shown.

The Company may make available yield information with respect to some of the Sub-Accounts. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Sub-Accounts against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the underlying Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Sub-Account's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Sub-Account performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Sub-Account performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

Morningstar rates a variable annuity Sub-Account against its peers with similar investment objectives. Morningstar does not rate any Sub-Account that has less than three years of performance data. The Morningstar rankings may or may not reflect the deduction of charges. Where charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the rankings might have been lower.

Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered a representation of what an investment may earn or what an Owner's yield or total return may be in any future period.

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL. Section 72 of the Code governs taxation of annuities in general. An owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the contributions, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a Fixed Annuity Option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a Variable Annuity Option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund feature) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on Contributions for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS. An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants under such plans should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS. Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate contributions made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts," below.)

QUALIFIED PLANS. The Contracts offered by this Prospectus may also be used as Qualified Contracts. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Contributions for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross income between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (g) distributions from an individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                              FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                                LEGAL PROCEEDINGS

There are no material pending legal proceedings to which the Separate Account, the Distributor or the Company is a party.

                            TABLE OF CONTENTS OF THE

                       STATEMENT OF ADDITIONAL INFORMATION

            ITEM                                                          PAGE

            Company......................................................   3

            Experts......................................................   3

            Legal Opinions...............................................   3

            Distributor..................................................   3

            Yield Calculation for the Berkeley Money Market Sub-Account..   3

            Performance Information......................................   4

            Annuity Provisions...........................................   6

            Financial Statements.........................................   7






                                     - A-2 -

                                    APPENDIX

The purpose of the Examples below is (i) to demonstrate how the Contingent Deferred Sales Charge is calculated and (ii) to demonstrate how the death benefit is calculated.

WITHDRAWALS AND CONTINGENT DEFERRED SALES CHARGES

EXAMPLE A - TOTAL WITHDRAWAL IN CONTRACT YEAR TWO

Example A assumes the following:

   (1) The initial Contribution was $10,000, allocated solely to one Sub-Account. (2) The date of total withdrawal occurs during the second Contract Year. (3) The Owner's Contract Value at the time of the total withdrawal is $10,950. (4) No other Contributions or previous withdrawals have been made.

The following applies to this Example:

     (a) Earnings in the Contract are not subject to the Contingent Deferred Sales Charge (CDSC). Therefore, $950 ($10,950 - $10,000 = $950) is not
          subject to the CDSC.

     (b) The balance of the total withdrawal of $10,000 is subject to the CDSC applied during the second year, since the Free Withdrawal amount does not apply to total withdrawals.

     (c) The amount of the applicable CDSC is .07 x 10,000 = $700. (d) The amount of the total withdrawal is $10,950 - $700 = $10,250.*

         * If a total withdrawal is made on other than a Contract Anniversary and the Contract Value for the Valuation Period during which the total withdrawal is made is less than $50,000, the full Contract Maintenance Charge of $36 will be deducted at the time of the total withdrawal.

EXAMPLE B - PARTIAL WITHDRAWAL IN THE AMOUNT OF $3,000 IN CONTRACT YEAR TWO

     This Example is based on the same assumptions as Example A except that in this Example there is a partial withdrawal for $3,000 in Contract Year Two.

     (a) In a partial withdrawal, 10% of the unliquidated Contributions may be withdrawn as a Free Withdrawal without the imposition of the CDSC. (10,000 x .10 = $1,000). Therefore $1,000 of the $3,000 partial withdrawal is not subject to the CDSC.

     (b) For purposes of determining the amount of the CDSC, unliquidated Contributions are deemed to be withdrawn before earnings in the Contract.

     (c)  The amount of the CDSC is $140 ($2,000 x .07 = $140).

     (d) In this Example, from the partial withdrawal of $3,000 the Owner will receive $2,860.

EXAMPLE C - PARTIAL WITHDRAWAL IMMEDIATELY FOLLOWED BY A TOTAL WITHDRAWAL

Example C assumes the following:

     (1)  The  initial  Contribution  was  $10,000,   allocated  solely  to  one
          Sub-Account.

     (2)  The withdrawals occur during the second Contract Year.

     (3)  The Contract Value at the time of the withdrawals is $10,950.

     (4)  The partial withdrawal is for $1,000.

The following applies to the Example:

     (a) As noted in Example B, the partial withdrawal of $1,000 is not subject to the CDSC because of the 10% Free Withdrawal amount of $1,000. The remaining Contract Value is $9,950.

     (b) For purposes of the immediately following total withdrawal, the original Contribution of $10,000 is used for calculating the CDSC because Free Withdrawal amounts do not reduce the Contributions for purposes of calculating the CDSC.

     (c)  The amount of the CDSC is $700 (.07 x $10,000).

     (d)  The amount of the total withdrawal is 9,250 ($9,950 - $700).

     Note: Withdrawals of income may be subject to a ten percent federal income tax penalty if the Owner is not 59 1/2 at the time of the withdrawal.

DEATH BENEFIT

EXAMPLE A - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

Example A assumes the following:

     (1)  A Contribution of $10,000 was made for the Contract.

     (2)  Owner dies at Age 65 during the second Contract Year.

     (3)  The Contract Value at death was $12,000.

     (4)  No withdrawals have been made.

The following applies to this Example:

     (a)  Adjusted Contributions equal $10,000, since there were no withdrawals.

     (b) No seventh year stepped-up death benefit is available because death occurred prior to the seventh year Contract Anniversary.

     (c)  Contract  Value  is  $12,000  and  therefore   greater  than  Adjusted
          Contributions.

     (d)  The death benefit is $12,000.

EXAMPLE B - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Contract Value at death is $9,500.

The following applies to this Example:

   (a)   The Adjusted Contributions are greater than the Contract Value.
   (b)   The death benefit is $10,000.


EXAMPLE C - OWNER AGE 65 AT DEATH; DIES DURING CONTRACT YEAR TEN

Example C assumes the following:

     (1)  A single Contribution of $10,000 was made to the Contract.

     (2)  Owner dies at Age 65 during the tenth Contract Year.

     (3)  The Contract Value on the seventh Contract Anniversary was $18,000.

     (4)  The Contract Value at death was $17,000.

     (5) A gross withdrawal of $1,500 was made in the sixth Contract Year at which time the Contract Value was $15,000 before the withdrawal was made.

The following applies to this Example:

     (a) Adjusted Contributions are equal to $9,000. (At the time of the withdrawal the Contract Value was reduced by 10% ($1,500/$15,000 = .10) therefore, Adjusted Contributions are reduced by 10% ($10,000 - ($10,000 x .10) = $9,000).

     (b) Contract Value on the seventh Contract Anniversary ($18,000) was greater than that on the death of Owner ($17,000) and greater than Adjusted Contributions ($9,000).

     (c)  The death benefit is $18,000.

EXAMPLE D - OWNER AGE 77 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except that in this Example the Owner is Age 77 at death.

The following applies to this Example:

     (a) The death benefit is $12,000 less any CDSC applicable at the time the death benefit or any portion is withdrawn.

     (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.

EXAMPLE E - OWNER AGE 87 AT DEATH; DIES DURING CONTRACT YEAR TWO

This Example is based on the same assumptions as Example A except in this Example the Owner is Age 87 at death.

The following applies to this Example:

    (a) Since the Owner was beyond Age 85, the death benefit will be limited to the Contract Value less any CDSC applicable at the time the death benefit or any portion is withdrawn.

    (b) Any applicable CDSC will be calculated as set forth under Examples of Withdrawals and Contingent Deferred Sales Charges above.













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1003                                                                        5/98

                                 Distributed by:

                  London Pacific Financial & Insurance Services
                            1755 Creekside Oaks Drive
                              Sacramento, CA 95833

                                   Issued by:
                                [GRAPHIC OMITTED]

                                  Home Office:
                              3109 Poplarwood Court
                          Raleigh, North Carolina 27604
                                 (919) 790-2243

                             Annuity Service Center:
                                 P.O. Box 29564
                          Raleigh, North Carolina 27626
                                 (800) 852-3152


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                           WITH FLEXIBLE CONTRIBUTIONS

                                    ISSUED BY

                            LPLA SEPARATE ACCOUNT ONE

                                       AND

                      LONDON PACIFIC LIFE & ANNUITY COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED DECEMBER 31, 1998, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS WITH FLEXIBLE CONTRIBUTIONS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION FOR A PROSPECTIVE INVESTOR. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 29564, RALEIGH, NORTH CAROLINA 27626; (800) 852-3152.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED DECEMBER 31, 1998.

                               TABLE OF CONTENTS

                                                                        PAGE

Company..................................................................3

Experts..................................................................3

Legal  Opinions...................... ...................................3

Distributor........................... ..................................3

Yield Calculation for the Federated Prime  Money Fund II Sub-Account.....3

Performance  Information.................................................4

Annuity  Provisions......................................................6

Financial  Statements....................................................7



                                    COMPANY

Information regarding London Pacific Life & Annuity Company (the "Company") and its ownership is contained in the Prospectus.

The Company contributed the initial capital to the Separate Account. As of April 1, 1998, the initial capital contributed by the Company represented approximately 6.03% of the total assets of the Separate Account. The Company currently intends to retain these funds in the Separate Account.

                                    EXPERTS

The financial statements of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the financial statements of the Separate Account as of December 31, 1997 and for the year ended December 31, 1997 and the period from January 31, 1996 (commencement of operations) to December 31, 1996, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTOR

London Pacific Financial and Insurance Services acts as the distributor. London Pacific Financial and Insurance Services is an affiliate of the Company. The offering is on a continuous basis.

     YIELD CALCULATION FOR THE FEDERATED PRIME MONEY FUND II SUB-ACCOUNT

The Federated Prime Money Fund II Sub-Account of the Separate Account will calculate its current yield based upon the seven days ended on the date of calculation. The Company does not currently advertise any yield information for the Federated Prime Money Fund II Sub-Account.

The current yield of the Federated Prime Money Fund II Sub-Account is computed daily by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge, dividing the difference by the value of the Owner account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Federated Prime Money Fund II Sub-Account computes its effective compound yield by determining the net changes (exclusive of capital change) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Sub-Account at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge, the Distribution Charge and the Contract Maintenance Charge and dividing the difference by the value of the Owner account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ((Base Period Return +1) 365/7)-1. The current and the effective yields reflect the reinvestment of net income earned daily on the Federated Prime Money Fund II Sub-Account's assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Federated Prime Money Fund II Sub-Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Federated Prime Money Fund II Sub-Account and changes in the interest rates on such investments, but also on changes in the Federated Prime Money Fund II Sub-Account's expenses during the period.

Yield information may be useful in reviewing the performance of the Federated Prime Money Fund II Sub-Account and for providing a basis for comparison with other investment alternatives. However, the Federated Prime Money Fund II Sub-Account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time.

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will also include standardized average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a .15% Administrative Charge, a .10% Distribution Charge, the investment advisory fee and expenses for the underlying Portfolio being advertised and any applicable Contract Maintenance Charge and Contingent Deferred Sales Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                     n
                             P  (1+T)  =  ERV


Where:
   P  =  a hypothetical initial payment of $1,000
   T  =  average annual total return
   n  =  number of years
 ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

Chart 1 below shows the performance of the Accumulation Units calculated for a specified period of time assuming an initial contribution of $1,000 allocated to each Portfolio and a deduction of all charges and deductions under the Contract and the expenses of the Portfolio. Chart 2 is identical to Chart 1 except that it does not reflect the deduction of the Contingent Deferred Sales Charge.

CHART 1
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/98

Portfolio                          1 Year                Since Inception
------------                      ---------              ----------------

Harris Associates                  -17.63%                    9.52%

MFS Total Return                    -1.73%                    9.84%

Robertson Stephens Diversified     -20.89%                   -0.16%
 Growth

Lexington Corporate Leaders         -8.40%                   10.52%

Strong Growth                       -6.59%                   15.39%



Morgan Stanley U.F. High Yield        N/A                   -12.40%

Morgan Stanley U.F. International
   Magnum                             N/A                   -24.20%

Morgan Stanley U.F. Emerging
   Markets Equity                     N/A                   -45.76%

BT Equity 500 Index                   N/A                   -16.41%



CHART 2
Portfolio                          1 Year                Since Inception
------------                      ---------              ----------------

Harris Associates                  -10.63%                   11.45%

MFS Total Return                     5.27%                   11.76%

Robertson Stephens Diversified     -13.89%                    2.08%
 Growth

Lexington Corporate Leaders         -1.40%                   12.42%

Strong Growth                        0.41%                   17.17%

Morgan Stanley U.F. High Yield        N/A                    -5.40%

Morgan Stanley U.F. International
   Magnum                             N/A                   -17.20%

Morgan Stanley U.F. Emerging
   Markets Equity                     N/A                   -38.76%

BT Equity 500 Index                   N/A                    -9.41%




In addition to total return data, the Company may include yield information in its advertisements. For each Sub-Account (other than the Federated Prime Money Fund II Sub-Account) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                                                 6
                     Yield  =  2  [(  a-b  +  1)    -  1]
                                      ----
                                       cd

Where:

        a = Net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account.

        b =  Expenses accrued for the period (net of reimbursements).

        c = The average daily number of Accumulation Units outstanding during the period.

        d = The maximum offering price per Accumulation Unit on the last day of the period.

The Company may also advertise performance data which may be computed on a different basis which may not include certain charges. If such charges were deducted, the performance would be lower.

Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of the Sub-Account's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Variable Annuity Payments reflect the investment performance of the Separate Account in accordance with the allocation of the Adjusted Contract Value to the Sub-Accounts during the Annuity Period. Annuity Payments also depend upon the Age of the Annuitant and any Joint Annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the Annuity Option chosen. The dollar amount of Variable Annuity Payments for each applicable Sub-Account after the first Variable Annuity Payment is determined as follows:

     1. The dollar amount of the first Variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Sub-Account as of the Annuity Date. This sets the number of Annuity Units for each monthly payment for the applicable Sub-Account. The number of Annuity Units remains fixed during the Annuity Period.

     2. The fixed number of Annuity Units per payment in each Sub-Account is multiplied by the Annuity Unit Value for that Sub-Account for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable Sub-Account.

The total dollar amount of each Variable Annuity Payment is the sum of all Sub-Account Variable Annuity Payments reduced by the applicable portion of the Contract Maintenance Charge.

ANNUITY  UNIT

The value of any Annuity Unit for each Sub-Account of the Separate Account was arbitrarily set initially at $10.

The Sub-Account Annuity Unit Value at the end of any subsequent Valuation Period is determined as follows:

     1. The Net Investment Factor for the current Valuation Period is multiplied by the value of the Annuity Unit for the Sub-Account for the immediately
preceding   Valuation  Period.  The  Net  Investment  Factor  is  equal  to  the
Accumulation Unit Value for the current Valuation Period divided by the Accumulation Unit Value for the immediately preceding Valuation Period.

     2. The result in (1) is then divided by the Assumed Investment Rate Factor which equals 1.00 plus the Assumed Investment Rate for the number of days since the preceding Valuation Date. The Assumed Investment Rate is equal to an effective annual rate of 4%.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

(See  "Annuity  Provisions"  in  the  Prospectus.)

                             FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                                                      LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                          September 30, 1998
                                                              (Unaudited)


                                                                       Berkeley                              Robertson   Lexington
                                  Harris      MFS Total    Berkeley      Money     International  Strong     Stephens    Corporate
                                   Value       Return      US Bond      Market        Stock       Growth    Diversified   Leaders
                               Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account
                               ----------- ------------ ----------- ------------ ------------ ----------- ------------ -----------
Assets

Investments in the LPT
   Insurance Series Trust       5,993,528   10,448,904   1,985,317    3,053,582      103,917   5,147,085    4,593,755    6,740,934
Investements in the BT
   Insurance Funds Trust                0            0           0            0            0           0            0            0
Investments in Morgan Stanley
   Universal Funds, Inc.                0            0           0            0            0           0            0            0
                                        -            -           -            -            -           -            -            -
Total Assets                    5,993,528   10,448,904   1,985,317    3,053,582      103,917   5,147,085    4,593,755    6,740,934
                                ---------   ----------   ---------    ---------      -------   ---------    ---------    ---------

Liabilities

Amounts retained by London
Pacific Life & Annuity in
LPLA Separate Account One         112,221      128,613     133,566            0       21,736     255,758      127,120      122,672
                                  -------      -------     -------            -       ------     -------      -------      -------
 Total Liabilities                112,221      128,613     133,566            0       21,736     255,758      127,120      122,672
                                  -------      -------     -------            -       ------     -------      -------      -------
Net Assets Attributable to
Contract Owners                 5,881,307   10,320,291   1,851,751    3,053,582       82,181   4,891,327    4,466,635    6,618,262
                                =========   ==========   =========    =========       ======   =========    =========    =========

Unit Value                          13.54        13.58       11.75        11.01         8.68       16.08        10.75        13.98
                                    =====        =====       =====        =====         ====       =====        =====        =====

Units Outstanding                 434,330      759,821     157,620      277,425        9,463     304,215      415,475      473,383
                                  =======      =======     =======      =======        =====     =======      =======      =======

                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF ASSETS AND LIABILITIES
                               September 30, 1998
                                   (Unaudited)


                                  Bankers                     MS
                                   Trust      MS-Int'l     Emerging     MS-High
                                 Index 500     Magnum      Markets       Yield
                                Sub-Account  Sub-Account  Sub-Account Sub-Account
                                ------------ ------------ ----------- ------------
Assets

Investments in the LPT
   Insurance Series Trust                 0            0           0            0
Investements in the BT
   Insurance Funds Trust            363,964            0           0            0
Investments in Morgan Stanley
   Universal Funds, Inc.                  0    1,421,942      62,588      346,484
                                          -    ---------      ------      -------
Total Assets                        363,964    1,421,942      62,588      346,484
                                    -------    ---------      ------      -------

Liabilities

Amounts retained by London
Pacific Life & Annuity in
LPLA Separate Account One            22,648       20,700      15,311       23,651
                                     ------       ------      ------       ------
 Total Liabilities                   22,648       20,700      15,311       23,651
                                     ------       ------      ------       ------
Net Assets Attributable to
Contract Owners                     341,316    1,401,242      47,277      322,833
                                    =======    =========      ======      =======

Unit Value                             9.06         8.28        6.12         9.46
                                       ====         ====        ====         ====

Units Outstanding                    37,675      169,233       7,720       34,125
                                     ======      =======       =====       ======



                                                       LPLA SEPARATE ACCOUNT ONE
                                                        STATEMENT OF OPERATIONS
                                             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
                                                              (Unaudited)



                                                                      Berkeley                              Robertson   Lexington
                                 Harris     MFS Total    Berkeley       Money   International   Strong      Stephens    Corporate
                                  Value       Return      US Bond      Market       Stock       Growth     Diversified   Leaders
                               Sub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account   Sub-Account Sub-Account
                               -----------  ----------- ------------ ------------ ----------- ------------ ------------ -----------
Income and Expenses
Income:
  Dividends from the LPT
  Variable Insurance Series Trust       0      38,091            0       63,143       1,264        6,837            0      14,110

  Dividends from Morgan Stanley
  Universal Funds                       0           0            0            0           0            0            0           0

Expenses:
  Mortality and other expense      59,165      95,655       16,074       20,706      12,780       47,871       50,136      60,952
                                   ------      ------       ------       ------      ------       ------       ------      ------

Net investment income             (59,165)    (57,564)     (16,074)      42,437     (11,516)     (41,034)     (50,136)    (46,842)
                                  -------     -------      -------       ------     -------      -------      -------     -------

Realized and Unrealized Gain
(Loss) on Investments

Net realized gain (loss) on
sales of investments               37,526      71,180        6,899            0       4,399       36,003       30,827      34,252
                                   ------      ------        -----            -       -----       ------       ------      ------

Net unrealized appreciation
(depreciation) on investments
  Beginning of period             (26,304)    257,270        3,760            0   (203,633)      (22,600)     344,221     (46,190)
  End of period                  (810,202)    293,908      117,612            0    (25,196)      (62,876)    (292,169)   (375,487)
                                 --------     -------      -------            -    -------       -------     --------    --------
  Net unrealized appreciation
  (depreciation) during period   (783,898)     36,638      113,852            0    178,437       (40,276)    (636,390)   (329,297)
                                 --------      ------      -------            -    -------       -------     --------    --------
Net Realized and Unrealized
Gain (Loss) on Investments       (746,372)    107,818      120,751            0    182,836        (4,273)    (605,563)   (295,045)
                                 --------     -------      -------            -    -------        ------     --------    --------
Net Increase (Decrease) in Net
Assets Resulting from Operations (805,537)     50,254      104,677       42,437     171,320      (45,307)    (655,699)   (341,887)
                                 ========      ======      =======       ======     =======      =======     ========    ========




                            LPLA SEPARATE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
                                   (Unaudited)



                                  Bankers                     MS
                                   Trust      MS-Int'l     Emerging      MS-High
                                 Index 500     Magnum      Markets        Yield
                                Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                -----------  ----------- ------------ ------------
Income and Expenses
Income:
  Dividends from the LPT
  Variable Insurance Series Trust         0            0           0          0

  Dividends from Morgan Stanley
  Universal Funds                         0        5,028          27        195

Expenses:
  Mortality and other expense         1,086        7,658         322        924
                                      -----        -----         ---        ---
Net investment income                (1,086)      (2,630)       (295)      (729)
                                     ------       ------        ----       ----

Realized and Unrealized Gain
(Loss) on Investments

Net realized gain (loss) on
sales of investments                   (461)      (3,218)       (200)      (205)
                                       ----       ------        ----       ----

Net unrealized appreciation
(depreciation) on investments
  Beginning of period                     0            0           0          0
  End of period                     (27,264)    (276,067)    (24,025)    (7,717)
                                    -------     --------     -------     ------
  Net unrealized appreciation
  (depreciation) during period      (27,264)    (276,067)    (24,025)    (7,717)
                                    -------     --------     -------     ------
Net Realized and Unrealized
Gain (Loss) on Investments          (27,725)    (279,285)    (24,225)    (7,922)
                                    -------     --------     -------     ------

Net Increase (Decrease) in Net
Assets Resulting from Operations    (28,811)    (281,915)    (24,520)    (8,651)
                                    =======     ========     =======     ======




                                                      LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS
                                             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
                                                              (Unaudited)


                                                                       Berkeley                              Robertson   Lexington
                                  Harris     MFS Total    Berkeley       Money     International Strong      Stephens    Corporate
                                   Value       Return      US Bond      Market       Stock       Growth    Diversified    Leaders
                                 ub-Account  Sub-Account Sub-Account  Sub-Account  Sub-Account Sub-Account Sub-Account Sub-Account
                                 ----------- ----------- ------------ ------------ ----------- ------------ ---------- -----------
Increase (Decrease) in Net
  Assets from Operations
  Net investment income           (59,165)    (57,564)     (16,074)       42,437    (11,516)     (41,034)     (50,136)    (46,842)
  Net realized gain (loss)
  on sales of investments          37,526      71,180        6,899             0      4,399       36,003       30,827      34,252
  Net unrealized appreciation
  (depreciation) during the year (783,898)     36,638      113,852             0    178,437      (40,276)    (636,390)   (329,295)
                                  -------      ------      -------             -    -------      -------     --------    --------

Net increase(decrease) in net
assets resulting from operations  805,537)     50,254      104,677        42,437    171,320      (45,307)    (655,699)   (341,887)
                                 --------      ------      -------        ------    -------      -------     --------    --------

Contract Related Transactions:
  Net premiums                  1,044,075   1,486,701      444,513    13,334,743     72,560      811,675      890,907   1,104,210
  Benefits and contract charges  (198,421)   (419,580)     (37,998)      (65,656)   (62,921)    (191,942)    (196,672)   (176,377)
  Transfers between Sub-Accounts
  (including fixed account), net2,430,760   3,358,365      392,228   (11,631,099)(1,327,120)   1,660,431    1,512,155   2,701,683
                                 --------   ---------      -------   ----------- ----------    ---------    ---------   ---------
Net increase in net assets
  resulting from contract
  realated transactions         3,276,414   4,425,486      798,743     1,637,988 (1,317,481)   2,280,164    2,206,390   3,629,516
                                ---------   ---------      -------     --------- ----------    ---------    ---------   ---------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net     12,779      (3,613)      (8,566)            0     91,881       (5,756)      21,878           9
                                   ------      ------       ------             -     ------       ------       ------           -


Increase in Net Assets          2,483,656   4,472,127      894,854     1,680,425 (1,054,280)   2,229,101    1,572,569   3,288,957

Net Assets, Beginning of Period 3,397,651   5,848,164      956,897     1,373,157  1,136,461    2,662,226    2,894,066   3,328,305
                                ---------   ---------      -------     ---------  ---------    ---------    ---------   ---------


Net Assets, End of Period       5,881,307  10,320,291    1,851,751     3,053,582     82,181    4,891,327    4,466,635   6,618,262
                                =========  ==========    =========     =========     ======    =========    =========   =========



                                                       LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS
                                             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998
                                                              (Unaudited)


                                   Bankers                    MS
                                    Trust       MS-Int'l    Emerging      MS-High
                                   Index 500     Magnum      Markets       Yield
                                  Sub-Account  Sub-Account Sub-Account  Sub-Account
                                  ------------ ----------- ------------ ------------
Increase (Decrease) in Net
  Assets from Operations
  Net investment income              (1,086)     (2,630)        (295)        (729)
  Net realized gain (loss)
  on sales of investments              (461)     (3,218)        (200)        (205)
  Net unrealized appreciation
  (depreciation) during the year    (27,264)   (276,067)     (24,025)      (7,717)
                                    -------    --------      -------       ------

Net increase(decrease) in net
assets resulting from operations    (28,811)   (281,915)     (24,520)      (8,651)
                                    -------    --------      -------       ------

Contract Related Transactions:
  Net premiums                       68,912     171,446       17,147      205.034
  Benefits and contract charges        (190)    (22,945)        (400)      (2,539)
  Transfers between Sub-Accounts
  (including fixed account), net    324,053   1,555,356       70,361      152,640
                                    -------   ---------       ------      -------
Net increase in net assets
  resulting from contract
  realated transactions             392,775   1,703,857       87,108      355,135
                                    -------   ---------       ------      -------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net      (22,648)    (20,700)     (15,311)     (23,651)
                                    -------     -------      -------      -------


Increase in Net Assets              341,316   1,401,242       47,277      322,833

Net Assets, Beginning of Period           0           0            0            0
                                          -           -            -            -


Net Assets, End of Period           341,316   1,401,242       47,277      322,833
                                    =======   =========       ======      =======





                                                       LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS
                                             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                                                              (Unaudited)


                                                                                                 Berkeley
                                              Harris          MFS Total         Berkeley           Money         International
                                              Value            Return           US Bond           Market            Stock
                                           Sub-Account       Sub-Account      Sub-Account       Sub-Account      Sub-Account
                                         ----------------- ---------------- ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
  from Operations
  Net investment income                          1,728          (20,117)          (10,189)          25,864           (2,838)
  Net realized gain (loss) on sales
  of investments                                44,139           26,199             3,555                0            9,777
  Net unrealized appreciation
  (depreciation) during the year               237,853          289,493            56,531                0           (8,590)
                                               -------          -------            ------                -           ------

Net increase(decrease) in net assets
     resulting from operations                 283,720          295,575            49,897           25,864           (1,651)
                                               -------          -------            ------           ------           ------

Contract Related Transactions:
     Net premiums                              275,157          630,929           187,739        8,193,377           161,192
     Benefits and contract charges             (12,080)         (24,803)          (27,277)          (3,280)           (8,223)
     Transfers between Sub-Accounts
     (including fixed account), net            773,552        2,707,679           (53,929)      (6,325,881)          325,046
                                               -------        ---------           -------       ----------           -------
Net increase in net assets resulting
  from contact related transactions          1,036,629        3,313,805           106,533        1,864,216           478,015
                                             ---------        ---------           -------        ---------           -------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net                 (36,290)         (25,977)           (4,537)          (6,988)              901
                                               -------          -------            ------           ------               ---

Increase in Net Assets                       1,284,059        3,583,403           151,893        1,883,092           477,265

Net Assets, Beginning of Period                613,239          907,363           798,421          287,674           432,041
                                               -------          -------           -------          -------           -------

Net Assets, End of Period                    1,897,298        4,490,766           950,314        2,170,766           909,306
                                             =========        =========           =======        =========           =======



                                                       LPLA SEPARATE ACCOUNT ONE
                                                  STATEMENT OF CHANGES IN NET ASSETS
                                             FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1997
                                                              (Unaudited)


                                                              Robertson        Lexington
                                              Strong          Stephens         Corporate
                                              Growth         Diversified        Leaders
                                           Sub-Account       Sub-Account      Sub-Account
                                         ----------------- ---------------- -----------------
Increase (Decrease) in Net Assets
  from Operations
  Net investment income                         19,836           (9,927)           (7,745)
  Net realized gain (loss) on sales
  of investments                                43,627         (128,223)           35,421
  Net unrealized appreciation
  (depreciation) during the year               290,527          536,983           133,125
                                               -------          -------           -------

Net increase(decrease) in net assets
     resulting from operations                 353,990           398,833           160,801
                                               -------           -------           -------

Contract Related Transactions:
     Net premiums                              312,711           230,806           265,360
     Benefits and contract charges             (20,988)          (19,047)           (9,401)
     Transfers between Sub-Accounts
     (including fixed account), net            738,088         1,141,128           676,224
                                               -------         ---------           -------
Net increase in net assets resulting
  from contact related transactions          1,029,811         1,352,887           932,183
                                             ---------         ---------           -------

Change in amount retained by
London Pacific Life & Annuity
LPLA Separate Account One, net                 (40,109)          (25,165)          (30,915)
                                                ------           -------           -------

Increase in Net Assets                       1,343,692         1,726,555         1,062,069

Net Assets, Beginning of Period                562,359           543,523           344,505
                                               -------           -------           -------

Net Assets, End of Period                    1,906,051         2,270,078         1,406,574
                                             =========         =========         =========



                            LPLA SEPARATE ACCOUNT ONE

                              FINANCIAL STATEMENTS

                                    CONTENTS

Audited Financial Statements

Statement of Assets & Liabilities...........................  1
Statement of Operations.....................................  2
Statement of Changes in Net Assets..........................  3
Notes to Financial Statements................................ 5
Report of Independent Accountants...........................  9



                            LPLA SEPARATE ACCOUNT ONE

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1997

                                          Harris          MFS Total       Berkeley U.S.         Berkeley             Strong
                                       Associates Value      Return        Quality Bond        Money Market     International Stock
                                      Sub-Account (1)    Sub-Account    Sub-Account (2)     Sub-Account (3)        Sub-Account
                                     ------------------ --------------- ------------------ ------------------- --------------------
    ASSETS
    Investments in the LPT
    Variable Insurance Series
    Trust, at value (Note 3)                $3,522,651      $5,973,164         $1,081,897          $1,373,157           $1,250,078
                                            ----------      ----------         ----------          ----------           ----------
     Total Assets                             3,522,651       5,973,164          1,081,897           1,373,157            1,250,078
                                              ---------       ---------          ---------           ---------            ---------
    LIABILITIES
    Amounts retained by London
    Pacific Life & Annuity in
    LPLA Separate Account One
    (Note 7)                                   125,000         125,000            125,000                   0              113,617
          -                                    -------         -------            -------                   -              -------
     TOTAL LIABILITIES                          125,000         125,000            125,000                   0              113,617
                                                -------         -------            -------                   -              -------
    NET ASSETS ATTRIBUTABLE TO
    CONTRACT OWNERS                         $3,397,651      $5,848,164           $956,897          $1,373,157           $1,136,461
                                            ==========      ==========           ========          ==========           ==========
     UNIT VALUE                                  $15.08          $13.20             $10.99              $10.76                $9.28
                                                 ======          ======             ======              ======                =====
     UNITS OUTSTANDING                          225,262         443,010             87,032             127,652              122,491
                                                =======         =======             ======             =======              =======

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1997

                                         Strong        Robertson Stephens       Lexington
                                           Growth       Diversified Growth   Corporate Leaders
                                       Sub-Account      Sub-Account (4)        Sub-Account
                                     ---------------- --------------------- -------------------
    ASSETS
    Investments in the LPT
    Variable Insurance Series
    Trust, at value (Note 3)              $2,912,226            $3,043,064     $3,453,305
                                          ----------            ----------     ----------
     Total Assets                           2,912,226             3,043,064      3,453,305
                                            ---------             ---------      ---------
    LIABILITIES
    Amounts retained by London
    Pacific Life & Annuity in
    LPLA Separate Account One
    (Note 7)                                 250,000               148,998        125,000
          -                                  -------               -------        -------
     TOTAL LIABILITIES                        250,000               148,998        125,000
                                              -------               -------        -------
    NET ASSETS ATTRIBUTABLE TO
    CONTRACT OWNERS                       $2,662,226            $2,894,066     $3,328,305
                                          ==========            ==========     ==========
     UNIT VALUE                                $15.72                $12.21         $14.25
                                               ======                ======         ======
     UNITS OUTSTANDING                        169,389               236,983        233,629
                                              =======               =======        =======

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                Harris          MFS Total      Berkeley U.S.        Berkeley            Strong
                                           Associates Value      Return        Quality Bond        Money Market      International
                                                                                                                        Stock
                                           Sub-Account (1)     Sub-Account   Sub-Account (2)     Sub-Account (3)      Sub-Account
                                          ------------------- -------------- ------------------ ------------------ -----------------
    INCOME AND EXPENSES
    Income:
      Dividends from the LPT Variable
      Insurance Series Trust                        $335,030       $179,583            $83,991            $57,276            $59,328
    Expenses:
      Mortality and other expense
      Note (4)                                        22,178         39,996             13,771             15,883             10,947
                                                      ------         ------             ------             ------             ------
     Net investment income                            312,852        139,587             70,220             41,393            48,381
                                                      -------        -------             ------             ------            ------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized gain (loss) on sales
    of investments                                    61,876         52,774              7,612                  0              8,762
                                                      ------         ------              -----                  -              -----
    Net unrealized depreciation
     (depreciation) on investments
      Beginning of period                             40,172         19,948                646                  0              2,107
       End of period                                 (26,304)        257,270              3,760                  0         (203,633)
                                                     -------         -------              -----                  -          --------
      Net unrealized appreciation
      (depreciation) during period                  (66,476)        237,322              3,114                  0          (205,740)
                                                    -------         -------              -----                  -          --------
    NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS                     (4,600)        290,096             10,726                  0          (196,978)
                                                     ------         -------             ------                  -          --------
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS                $308,252       $429,683            $80,946            $41,393         ($148,597)
                                                    ========       ========            =======            =======         =========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                Strong       Robertson Stephens       Lexington
                                                 Growth      Diversified Growth   Corporate Leaders

                                              Sub-Account      Sub-Account (4)       Sub-Account
                                          - ---------------- -------------------- ------------------
    INCOME AND EXPENSES
    Income:
      Dividends from the LPT Variable
      Insurance Series Trust                       $271,023                  $15      $215,915
    Expenses:
      Mortality and other expense
      Note (4)                                       20,965               19,764        17,667
                                                     ------               ------        ------
     Net investment income                          250,058             (19,749)       198,248
                                                    -------             -------        -------
    REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
    Net realized gain (loss) on sales
    of investments                                   89,791            (130,610)        69,824
                                                     ------            --------         ------
     (depreciation) on investments
      Beginning of period                           (5,660)            (142,697)        24,589
       End of period                               (22,600)              344,221      (46,190)
                                                    -------               -------      -------
      Net unrealized appreciation
      (depreciation) during period                 (16,940)              486,918      (70,779)
                                                   -------               -------      -------
    NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS                     72,851              356,308         (955)
                                                     ------              -------         ----
    NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS               $322,909             $336,559      $197,293
                                                   ========             ========      ========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                Harris          MFS Total      Berkeley U.S.      Berkeley            Strong
                                           Associates Value       Return       Quality Bond      Money Market     International
                                                                                                                      Stock
    INCREASE (DECREASE) IN NET ASSETS      Sub-Account (1)     Sub-Account    Sub-Account (2)  Sub-Account (3)     Sub-Account
                                          ------------------- --------------- ---------------- ---------------- -------------------
      FROM OPERATIONS
      Net investment income                         $312,852        $139,587          $70,220          $41,393             $48,381
      Net realized gain (loss) on sales
      of investments                                  61,876          52,774            7,612                0               8,762
       Net unrealized appreciation
      (depreciation) during the year                (66,476)         237,322            3,114                0           (205,740)
                                                    -------          -------            -----                -           --------
     Net increase (decrease) in net
    assets
      resulting from operations                      308,252         429,683           80,946           41,393           (148,597)
                                                     -------         -------           ------           ------           --------
     CONTRACT RELATED TRANSACTIONS:
      Net premiums                                   448,289         679,593          187,734       14,102,512             239,002
      Benefits and contract charges                 (32,555)       (135,077)         (37,173)         (14,603)            (67,415)
      Transfers between Sub-Accounts
      (including fixed account), net               2,093,609       3,991,383         (65,908)     (13,038,636)             661,907
                                                   ---------       ---------         -------      -----------              -------
    Net increase in net assets
    resulting
      from contract related transactions           2,509,343       4,535,899           84,653        1,049,273             833,494
    Change in amount retained by
    London Pacific Life & Annuity
    LPLA Separate Account One, net
      (Note 7)                                       (33,183)        (24,781)          (7,123)          (5,183)              19,523
            -                                        -------         -------           ------           ------               ------
     INCREASE IN NET ASSETS                         2,784,412       4,940,801          158,476        1,085,483             704,420
    NET ASSETS, BEGINNING OF PERIOD                  613,239         907,363          798,421          287,674             432,041
                                                     -------         -------          -------          -------             -------
     NET ASSETS, END OF PERIOD                     $3,397,651      $5,848,164         $956,897       $1,373,157          $1,136,461
                                                   ==========      ==========         ========       ==========          ==========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                               Strong      Robertson Stephens       Lexington
                                               Growth      Diversified Growth   Corporate Leaders

    INCREASE (DECREASE) IN NET ASSETS       Sub-Account      Sub-Account (4)       Sub-Account
                                          ---------------- -------------------- -------------------
      FROM OPERATIONS
      Net investment income                      $250,058            ($19,749)            $198,248
      Net realized gain (loss) on sales
      of investments                               89,791            (130,610)              69,824
       Net unrealized appreciation
      (depreciation) during the year             (16,940)              486,918            (70,779)
                                                 -------               -------            -------
     Net increase (decrease) in net
    assets
      resulting from operations                   322,909              336,559             197,293
                                                  -------              -------             -------
     CONTRACT RELATED TRANSACTIONS:
      Net premiums                                474,217              381,037             460,740
      Benefits and contract charges              (61,170)             (95,133)            (95,125)
      Transfers between Sub-Accounts
      (including fixed account), net            1,398,404            1,745,826           2,450,950
                                                ---------            ---------           ---------
    Net increase in net assets
    resulting
      from contract related transactions        1,811,451            2,031,730           2,816,565
    Change in amount retained by
    London Pacific Life & Annuity
    LPLA Separate Account One, net
      (Note 7)                                    (34,493)             (17,746)            (30,058)
            -                                     -------              -------             -------
     INCREASE IN NET ASSETS                      2,099,867            2,350,543           2,983,800
    NET ASSETS, BEGINNING OF PERIOD               562,359              543,523             344,505
                                                  -------              -------             -------
     NET ASSETS, END OF PERIOD                  $2,662,226           $2,894,066          $3,328,305
                                                ==========           ==========          ==========

     (1)  Formerly MAS Value Sub-Account
     (2)  Formerly Salomon U.S. Quality Bond Sub-Account
     (3)  Formerly Salomon Money Market Sub-Account
     (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

                                               Harris           MFS Total      Berkeley U.S.       Berkeley           Strong
                                           Associates Value       Return       Quality Bond      Money Market      International
                                                                                                                       Stock
    INCREASE (DECREASE) IN NET             Sub-Account (1)     Sub-Account       Sub-Account     Sub-Account(3)     Sub-Account
                                         -------------------- --------------- ---------------- ----------------- ------------------
      ASSETS FROM OPERATIONS
      Net investment income                       $   17,561      $   12,863       $   31,872        $   13,221         $      933
      Net realized gain  on sales
      of investments                                      29               2              102                 0                 75
       Net unrealized appreciation
      (depreciation) during the period                40,172          19,948              646                 0              2,107
                                                      ------          ------              ---                 -              -----
     Net increase (decrease) in net
      assets resulting from operations                57,762          32,813           32,620            13,221              3,115
                                                      ------          ------           ------            ------              -----

    CONTRACT RELATED TRANSACTIONS:
      Net premiums                                   286,034         414,918           95,545         2,841,064            155,627
      Benefits and contract charges                    (357)         (3,655)          (3,368)                 0            (1,948)
      Transfers between Sub-Accounts
      (including fixed account), net                 297,996         477,506          676,623       (2,561,350)            283,386
                                                     -------         -------          -------       ----------             -------

    Net increase in net assets
    resulting
      from contract related transactions             583,673         888,769          768,800           279,714            437,065
                                                     -------         -------          -------           -------            -------

    INITIAL CONTRIBUTION BY LONDON PACIFIC
      LIFE & ANNUITY COMPANY                          125,000        125,000          125,000           125,000            125,000
    Change in amount retained by London
    Pacific Life & Annuity LPLA
    Separate Account One (Note 7)                  (153,196)       (139,219)        (127,999)         (130,261)          (133,139)
                               -                   --------        --------         --------          --------           --------
    INCREASE IN NET ASSETS                           613,239         907,363          798,421           287,674            432,041
    NET ASSETS, BEGINNING OF PERIOD                        0               0                0                 0                  0
                                                           -               -                -                 -                  -
    NET ASSETS, END OF PERIOD                       $613,239        $907,363         $798,421          $287,674           $432,041
                                                    ========        ========         ========          ========           ========

    (1)  Formerly MAS Value Sub-Account
    (2)  Formerly Salomon U.S. Quality Bond Sub-Account
    (3)  Formerly Salomon Money Market Sub-Account
    (4)  Formerly Berkeley Smaller Companies Sub-Account

                            LPLA SEPARATE ACCOUNT ONE
                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD JANUARY 31, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996

                                             Strong      Robertson Stephens       Lexington
                                             Growth      Diversified Growth   Corporate Leaders

    INCREASE (DECREASE) IN NET            Sub-Account      Sub-Account (4)       Sub-Account
                                         --------------- -------------------- -------------------
      ASSETS FROM OPERATIONS
      Net investment income                   $  36,980             $111,424           $   3,592
      Net realized gain  on sales
      of investments                                551                   85                   4
       Net unrealized appreciation
      (depreciation) during the period          (5,660)            (142,697)              24,589
                                                ------             --------               ------
     Net increase (decrease) in net
      assets resulting from operations           31,871             (31,188)              28,185
                                                 ------             -------               ------

    CONTRACT RELATED TRANSACTIONS:
      Net premiums                              227,819              246,768             187,429
      Benefits and contract charges             (2,879)              (1,896)                (53)
      Transfers between Sub-Accounts
      (including fixed account), net            341,131              336,092             148,616
                                                -------              -------             -------

    Net increase in net assets
    resulting
      from contract related transactions        566,071              580,964             335,992
                                                -------              -------             -------

    INITIAL CONTRIBUTION BY LONDON PACIFIC
      LIFE & ANNUITY COMPANY                    125,000              125,000             125,000
    Change in amount retained by London
    Pacific Life & Annuity LPLA
    Separate Account One (Note 7)             (160,583)            (131,253)           (144,672)
                               -              --------             --------            --------
    INCREASE IN NET ASSETS                      562,359              543,523             344,505
    NET ASSETS, BEGINNING OF PERIOD                   0                    0                   0
                                                      -                    -                   -
    NET ASSETS, END OF PERIOD                  $562,359             $543,523            $344,505
                                               ========             ========            ========

    (1)  Formerly MAS Value Sub-Account
    (2)  Formerly Salomon U.S. Quality Bond Sub-Account
    (3)  Formerly Salomon Money Market Sub-Account
    (4)  Formerly Berkeley Smaller Companies Sub-Account


                            LPLA SEPARATE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

LPLA Separate Account One ("Separate Account") is a separate investment account of London Pacific Life & Annuity Company ("Company"). The Separate Account was established on November 23, 1994 under the insurance laws of the State of North Carolina for the purpose of issuing flexible payment variable annuity contracts. Under North Carolina's insurance laws, the assets of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account cannot be charged with liabilities arising out of any other business of the Company.

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Contract owners may allocate their account values to one or more of the Separate Account's investment Sub-Accounts. Funds of the investment Sub-Accounts of the Separate Account are invested exclusively in a corresponding investment portfolio of the LPT Variable Insurance Series Trust ("Trust") managed by LPIMC Insurance Marketing Services ("LPIMC"), a registered investment advisor and a wholly-owned subsidiary of the Company.

Prior to May 1, 1997, the Harris Associates Sub-Account was known as the MAS Value Sub-Account and the Robertson Stephens Diversified Growth Sub-Account was known as the Berkeley Smaller Companies Sub-Account. Prior to November 3, 1997, the Berkeley Money Market Sub-Account was known as the Salomon Money Market Sub-Account and the Berkeley U.S. Quality Bond Sub-Account was known as the Salomon U.S. Quality Bond Sub-Account.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Separate Account in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Trust. Realized gains and losses on sales of shares of the Trust are determined based on the first-in, first-out method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Trust.

FEDERAL INCOME TAXES - Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue

                            LPLA SEPARATE ACCOUNT ONE

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION (CONTINUED)

Code. The Separate Account will not be taxed as a registered investment company under Sub-Chapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

NOTE 3 - INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Trust at December 31, 1997 were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                       Portfolio Information

Investment                                               Number of            Aggregate             Net Asset
Sub-Account                                               Shares                 Cost            Value Per Share
--------------------------------------------------- -------------------- --------------------- ---------------------
Harris Associates Value                                       261,935            $3,548,955             $13.45
MFS Total Return                                              466,464             5,715,894              12.81
Berkeley U.S. Quality Bond                                    109,188             1,078,137               9.91
Berkeley Money Market                                       1,373,157             1,373,157               1.00
Strong International Stock                                    140,432             1,453,711               8.90
Strong Growth                                                 216,183             2,934,826              13.47
Robertson Stephens Diversified Growth                         297,806             2,698,843              10.22
Lexington Corporate Leaders                                   257,809             3,499,495              13.40

NOTE 4 - RELATED PARTY TRANSACTIONS

The Company assesses a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account .15% and .10% per annum based on the average daily net assets of each Sub-Account for administrative and distribution expenses, respectively. These charges are deducted from the daily unit value of each Sub-Account but are paid to the Company on a monthly basis. A contract maintenance charge of $36 is currently deducted on the policy anniversary date and upon full surrender of the policy when the accumulated value is $50,000 or less.

London Pacific Financial and Insurance Services ("LPFIS"), a registered broker/dealer and wholly-owned subsidiary of the Company, is principal underwriter and general distributor of the Separate Account. LPFIS does not receive any compensation for sales of the variable annuity contracts.

                            LPLA SEPARATE ACCOUNT ONE

                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CHANGES IN UNITS OUTSTANDING

Changes in units outstanding for the year ended December 31, 1997 were as follows:

                                                     Units          Units          Units          Net
Investment Sub-Account                             Purchased     Transferred     Redeemed      Increase
------------------------------------------------ -------------- -------------- -------------- ------------
Harris Associates Value                                 31,390        145,533        (2,244)      174,679
MFS Total Return                                        54,569        316,738       (10,576)      360,731
Berkeley U.S. Quality Bond                              18,135        (6,287)        (3,516)        8,332
Berkeley Money Market                                1,326,219    (1,224,959)        (1,371)       99,889
Strong International Stock                              22,776         65,340        (6,465)       81,651
Strong Growth                                           31,965         96,900        (4.031)      124,834
Robertson Stephens Diversified Growth                   35,235        156,951        (7,719)      184,467
Lexington Corporate Leaders                             33,246        177,264        (6,814)      203,696

NOTE 6 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that it satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

NOTE 7 - AMOUNT RETAINED BY THE COMPANY

The amount retained by the Company is attributable to the Company's contributions to the Separate Account, the underlying investment results and amounts withdrawn by the Company. The change in this amount arises from that portion, determined ratably, of the Separate Account's investment results applicable to the net assets owned by the Company. The funds contributed by the Company, as well as any investment appreciation or depreciation, are not subject to charges for mortality and expense risks, administration expenses and distribution expenses.

Amounts retained by the Company in the Separate Account may be transferred by the Company to its General Account at any time.

                            LPLA SEPARATE ACCOUNT ONE

                          NOTES TO FINANCIAL STATEMENTS

NOTE 8 - PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of the Trust shares by the Separate Account during the year ended December 31, 1997 were as follows:

        Investment Sub-Account                                  Purchases                 Sales
        ----------------------                                  ---------                 -----
        Harris Associates Value                                 $   3,043,226     $        282,433
        MFS Total Return                                            4,968,263              331,810
        Berkeley U.S. Quality Bond                                    460,506              315,786
        Berkeley Money Market                                      11,118,944           10,163,738
        Strong International Stock                                  1,079,388              197,527
        Strong Growth                                               2,696,933              580,516
        Robertson Stephens Diversified Growth                       2,472,968              461,006
        Lexington Corporate Leaders                                 3,294,773              329,704





                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of London Pacific Life & Annuity
Company and Contract Owners of LPLA Separate Account One

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts (Harris Associates Value, MFS Total Return, Berkeley U.S. Quality Bond, Berkeley Money Market, Strong International Stock, Strong Growth, Robertson Stephens Diversified Growth and Lexington Corporate Leaders) constituting LPLA Separate Account One at December 31, 1997, the results of each of their operations for the year then ended and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of London Pacific Life & Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1997 by correspondence with the Trust, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts

April 6, 1998



LONDON PACIFIC LIFE
& ANNUITY COMPANY
(A wholly-owned subsidiary
of London Pacific Group Limited)

STATUTORY BASIS FINANCIAL STATEMENTS
DECEMBER 31, 1997, 1996 AND 1995


                      London Pacific Life & Annuity Company

           (A wholly-owned subsidiary of London Pacific Group Limited)

                      Statutory Basis Financial Statements

                  Years ended December 31, 1997, 1996 and 1995

                                    CONTENTS




Report of Independent Accountants...............................................  1

AUDITED FINANCIAL STATEMENTS

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.......  3

Statutory Statements of                                                           4
Operations......................................................................

Statutory Statements of Changes in Capital and Surplus..........................  5

Statutory Statements of Cash Flows..............................................  6-7

Notes to Statutory Financial Statements.........................................  8-20





                        REPORT OF INDEPENDENT ACCOUNTANTS

January 30, 1998, except as to Note 17,
which is as of March 12, 1998

To the Board of Directors and Shareholder of London Pacific Life & Annuity Company

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of London Pacific Life & Annuity Company (a wholly-owned subsidiary of London Pacific Group Limited) as of December 31, 1997 and 1996, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, these financial statements were prepared in conformity with accounting practices prescribed or permitted by the North Carolina
Department of Insurance, which practices differ from generally accepted accounting principles. Accordingly, the financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.


To the Board of Directors and Shareholder of London Pacific Life & Annuity Company

Page 2

January 30, 1998, except as to Note 17,
which is as of March 12, 1998

In our opinion, the financial statements referred to above (1) do not present fairly, in conformity with generally accepted accounting principles, the financial position of London Pacific Life & Annuity Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the third paragraph of this report and (2) do present fairly, in all material respects, its financial position and the results of its operations and its cash flows on the basis of accounting described in Note 1.

Price Waterhouse LLP
Boston, Massachusetts



LONDON PACIFIC LIFE & ANNUITY COMPANY
(A wholly-owned subsidiary of London Pacific Group Limited)
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS
---------------------------------------------------------------------------

                                                                                             DECEMBER 31,
                                                                                             ------------
                                                                                   1997                       1996
                                                                                   ----                       ----
ASSETS
Investments:
    Bonds                                                                    $    1,157,095,942          $   1,142,464,351
    Preferred stock                                                                  51,262,033                  1,687,616
    Common stock                                                                      8,477,904                 20,479,485
    Short-term investments                                                           11,694,690                 88,249,049
    Policy loans                                                                      8,487,559                  6,294,811
     Receivable for securities                                                       21,836,311                 53,223,692
                                                                                     ----------                 ----------
         Total investments                                                        1,258,854,439              1,312,399,004
                                                                                  -------------              -------------
Cash                                                                                  3,347,694                 26,008,933
                                                                                      ---------                 ----------
         Total cash and invested assets                                           1,262,202,133              1,338,407,937

Investment income due and accrued                                                    16,790,319                 12,363,810
Electronic data processing equipment, net                                               185,870                    358,143
Receivable from affiliates                                                               11,503                    138,877
Other assets                                                                            696,682                  1,037,418
Separate account assets                                                              22,609,542                  5,609,610
                                                                                     ----------                  ---------
         Total assets                                                          $  1,302,496,049           $  1,357,915,795
                                                                               ================           ================

LIABILITIES, CAPITAL AND SURPLUS

Aggregate reserves for life policies and contracts                             $  1,132,728,673           $  1,097,795,798
Policy and contract claims                                                              354,014                    382,429
Accrued dividends to policyholders                                                      433,099                    422,330
Interest maintenance reserve                                                         17,684,781                 11,668,491
Federal income taxes payable                                                          3,283,673                  3,998,217
Remittances and items not allocated                                                     419,689                    631,586
Asset valuation reserve                                                              24,184,363                 29,133,762
Payable to affiliates                                                                   720,136                     36,512
Amounts due to broker-dealers                                                        20,558,221                131,945,347
Accounts payable, accrued expenses and other liabilities                              1,184,201                  1,840,168
Transfers to Separate Account, net                                                  (1,330,627)                  (265,469)
Separate account liabilities                                                         21,596,927                  4,489,291
                                                                                     ----------                  ---------
         Total liabilities                                                     $  1,221,817,150           $  1,282,078,462
                                                                               ================           ================
Commitments and contingent liabilities

Capital and surplus:

    Capital stock - $10 par value, 1,000,000 shares

       authorized; 200,000 shares issued and outstanding                              2,000,000                  2,000,000
    Paid-in and contributed surplus                                                  70,394,120                 70,394,120
    Unassigned surplus                                                                8,284,779                 3,443,213
                                                                                      ---------                 ---------
         Total capital and surplus
                                                                                     80,678,899                 75,837,333
                                                                                     ----------                 ----------
         Total liabilities, capital and surplus                                $  1,302,496,049           $  1,357,915,795
                                                                               ================           ================

The accompanying notes are an integral part of these financial statements.


LONDON PACIFIC LIFE & ANNUITY COMPANY
(A wholly-owned subsidiary of London Pacific Group Limited)
STATUTORY STATEMENTS OF OPERATIONS
                                                                                 YEAR ENDED DECEMBER 31,
                                                                                 -----------------------
                                                                     1997                  1996                  1995
                                                                     ----                  ----                  ----
REVENUES
     Insurance premiums and annuity
        considerations                                          $  176,547,838        $  137,499,919       $   203,233,606
     Net investment income                                          88,797,926            91,013,416            88,960,512
     Amortization of interest maintenance reserve                    2,306,437               683,806              (185,844)
     Net gain from operations from separate account                    133,043               120,319             --
     Other income                                                      552,225               287,470                 1,255
                                                                       -------               -------                 -----

         Total revenues                                            268,337,469           229,604,930           292,009,529
                                                                   -----------           -----------           -----------

BENEFITS AND EXPENSES

     Policyholder benefits and changes in reserve                  226,126,436           196,153,897           256,854,252
     Commissions                                                    11,156,421             8,531,145            14,237,877
     Net transfer to separate account                               14,607,074             4,175,745            --
     Other operating expenses                                       11,819,652            12,844,370            10,358,955
                                                                    ----------            ----------            ----------

         Total benefits and expenses                               263,709,583           221,705,157           281,451,084
                                                                   -----------           -----------           -----------

Gain from operations before dividends to policyholders, federal income taxes and

     net realized capital gains                                      4,627,886             7,899,773            10,558,445

Dividends to policyholders                                             930,165               915,864             1,007,373
                                                                       -------               -------             ---------

Gains from operations, before federal income taxes

     and net realized capital gains                                  3,697,721             6,983,909             9,551,072

Federal income tax expense (benefit) (excluding

     tax on capital gains)                                         (2,212,021)               991,257             2,597,127
                                                                   ----------                -------             ---------

Gain from operations before net realized capital

     gains                                                           5,909,742             5,992,652             6,953,945


Net  realized capital gains, less capital gains
 tax of $4,852,562, 4,617,743 and
 $1,931,162 and excluding $8,322,727, $1,976,127
 and $303,286 transferred to the IMR in 1997, 1996
 and 1995, respectively.                                             1,044,541               988,636             3,445,440
                                                                     ---------               -------             ---------

Net income                                                    $      6,954,283      $      6,981,288       $    10,399,385
                                                              ================      ================       ===============

The accompanying notes are an integral part of these financial statements.

LONDON PACIFIC LIFE & ANNUITY COMPANY
(A wholly-owned subsidiary of London Pacific Group Limited)
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                       PAID-IN AND
                                                      CAPITAL          CONTRIBUTED         UNASSIGNED
                                                       STOCK             SURPLUS            SURPLUS              TOTAL
                                                       -----             -------            -------              -----
Balance as of December 31, 1994                      $2,000,000         $46,938,570       $(11,616,966)       $37,321,604

Net income                                                                                  10,399,385         10,399,385

Increase in unrealized capital gains                                                             9,403              9,403

Decrease in non-admitted assets                                                              1,575,841           1,575,841

Increase in asset valuation reserve                                                         (1,151,285)        (1,151,285)

Capital contributions                                                     1,455,550                              1,455,550
                                                                          ---------                              ---------

Balance as of December 31, 1995                       2,000,000          48,394,120            (783,622)        49,610,498

Net income                                                                                     6,981,288         6,981,288

Increase in unrealized capital losses                                                        (4,163,544)       (4,163,544)

Increase in non-admitted assets                                                                  (4,004)           (4,004)

Decrease in asset valuation reserve                                                            1,413,095         1,413,095

Capital contributions                                __________          22,000,000         ____________        22,000,000
                                                                         ----------                             ----------

Balance as of December 31, 1996                     $ 2,000,000        $ 70,394,120       $    3,443,213       $75,837,333

Net income                                                                                      6,954,283        6,954,283
Increase in unrealized capital losses                                                           (886,116)        (886,116)
Increase in non-admitted assets                                                                 (184,000)        (184,000)
Decrease in asset valuation reserve                                                             4,949,399        4,949,399
Dividends to stockholder                                                                      (5,992,000)      (5,992,000)
                                                                                              ----------       ----------
Balance as of December 31, 1997                    $  2,000,000        $ 70,394,120        $   8,284,779      $ 80,678,899
                                                   ============        ============        =============      ============

The accompanying notes are an integral part of these financial statements.


LONDON PACIFIC LIFE & ANNUITY COMPANY
(A wholly-owned subsidiary of London Pacific Group Limited)
STATUTORY STATEMENTS OF CASH FLOWS
                                                                               YEAR ENDED DECEMBER 31,
                                                                 1997                    1996                   1995
                                                                 ----                    ----                   ----
CASH PROVIDED BY:

    Premiums and annuity considerations

      collected                                             $   176,547,838          $  137,499,919        $   203,233,606
    Investment income received (excluding
      realized gains/losses and net of investment

      expenses)                                                  84,805,153              95,583,016             86,134,922
    Other income received                                           552,390                 287,305                  1,255
                                                                    -------                 -------                  -----

         Total cash provided by operations                      261,905,381             233,370,240            289,369,783
                                                                -----------             -----------            -----------

CASH USED FOR:

    Life and accident and health claims paid                      1,266,207                 832,760              1,213,526
    Surrender benefits and other fund
      withdrawals paid                                          136,308,194             110,213,086             81,936,665
    Other benefits to policyholders paid                         53,647,576              54,325,262             51,869,119
                                                                 ----------              ----------             ----------

                                                                191,221,977             165,371,108            135,019,310
                                                                -----------             -----------            -----------

    Commissions and other expenses paid                          23,639,673              20,570,531             24,913,719
                                                                 ----------              ----------             ----------

    Net transfers to separate account                            15,431,650               5,441,049             --
    Dividends to policyholders paid                                 919,396               1,020,952              1,048,627
    Federal income taxes (recoverable) paid
      (excluding tax on capital gains)                            (1,497,477)             (999,143)             (2,654,355)
                                                                  ----------              --------              ----------

         Total cash used for operations                         229,715,219             191,404,497            158,327,301
                                                                -----------             -----------            -----------

         Net cash provided by operations                         32,190,162              41,965,743            131,042,482
                                                                 ----------              ----------            -----------

PROCEEDS FROM INVESTMENTS SOLD, MATURED OR
   REPAID:

    Bonds                                                       758,322,204             651,187,776            193,271,490
    Stocks                                                       23,444,566             105,201,117             11,228,210
    Other proceeds                                                1,403,827                  15,922                 96,780
                                                                  ---------                  ------                 ------
                                                                783,170,597             756,404,815            204,596,480
Tax on capital gains                                              (4,825,562)             (4,617,743)            (1,931,162)
                                                                  ----------              ----------             ----------
         Total investment proceeds                              778,345,035             751,787,072            202,665,318
                                                                ===========             ===========            ===========

(continued on next page)

The accompanying notes are an integral part of these financial statements.


LONDON PACIFIC LIFE & ANNUITY COMPANY
(A wholly-owned subsidiary of London Pacific Group Limited)
STATUTORY STATEMENTS OF CASH FLOWS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                 1997                    1996                   1995
                                                                 ----                    ----                   ----
COST OF INVESTMENTS ACQUIRED:

    Bonds                                                       762,123,622             735,812,956            268,824,294
    Stocks                                                       59,641,808             112,429,288              6,872,362
    Miscellaneous other                                             709,824                  52,218                575,445
                                                                    -------                  ------                -------

         Total investments acquired                             822,475,254             848,294,462            276,272,101
Net increase in policy loans                                      2,192,748               1,838,835              1,456,664
                                                                  ---------               ---------              ---------

         Net cash from investments                               (46,322,967)            (98,346,225)          (75,063,447)
                                                                 -----------             -----------           -----------

CASH FROM FINANCING AND MISCELLANEOUS

SOURCES:

    Capital and surplus paid in                                   -                      22,000,000              1,455,550
    Other cash provided                                          32,627,192             116,248,250             20,941,157
    Dividends to stockholder paid                                 (5,992,000)

    Other cash applied                                          (111,717,985)            (40,021,732)          (17,753,828)
                                                                ------------             -----------           -----------

         Net cash from financing and

             miscellaneous sources                             (85,082,793)              98,226,518              4,642,879
                                                               -----------               ----------              ---------

Net change in cash and short-term investments                  (99,215,598)              41,846,036             60,621,914
                                                               -----------               ----------             ----------

CASH AND SHORT-TERM INVESTMENTS:

    Beginning of year                                           114,257,982              72,411,946             11,790,032
                                                                -----------              ----------             ----------

    End of year                                              $   15,042,384           $ 114,257,982         $   72,411,946
                                                             ==============           =============         ==============

SUPPLEMENTAL  DISCLOSURES  OF CASH FLOW  INFORMATION:
  Cash paid during the year
  for:
    Income taxes                                             $    3,381,115         $     3,664,978        $     2,524,651

The accompanying notes are an integral part of these financial statements.





LONDON PACIFIC LIFE & ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF LONDON PACIFIC GROUP LIMITED)
NOTES TO STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       ORGANIZATION

       London Pacific Life & Annuity Company (the Company) is domiciled in North Carolina and is a wholly-owned subsidiary of The London Pacific Assurance Group Limited (the Parent), a holding company domiciled in the state of California, which is ultimately a wholly-owned subsidiary of London Pacific Group Limited (formerly Govett & Company Limited). The Company has two wholly-owned subsidiaries, LPIMC Insurance Marketing Services (the Marketing Company), a registered investment advisor and London Pacific Financial & Insurance Services (the Broker Dealer), a registered broker-dealer. The Company is engaged primarily in the development and marketing of annuity products and universal life insurance. Although the Company is licensed and sells its universal life and annuity products in 40 states, its primary markets are California, Florida, Michigan, Ohio, Texas and Washington.

       The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact amounts reported and disclosed herein.

       BASIS OF PRESENTATION

       The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the North Carolina Department of Insurance which is a comprehensive basis of accounting other than generally accepted accounting principles. Significant differences between statutory accounting principles and generally accepted accounting principles (GAAP) are described in Note 2.

       INVESTMENTS

       Investments are recorded in accordance with the requirements of the National Association of Insurance Commissioners (NAIC). Bonds not backed by loans are reported at cost or amortized cost; the discount or premium on bonds is amortized using the interest method. For loan-backed bonds, anticipated prepayments are considered when determining the amortization of discount or premium. Prepayment assumptions are obtained from dealer surveys and are based on the current interest rate and economic development. The retrospective adjustment method is used to value all such securities except for interest-only securities, which are valued using the prospective method. Preferred stocks are carried at NAIC Securities Valuation Office (SVO) values. Common stocks are reported at market value as determined by the SVO and the related unrealized capital gain/(loss) is reported in unassigned surplus without any adjustment for federal income taxes. The Company's subsidiaries are reported at equity in the underlying statutory basis of their net assets. As of December 31, 1997, the carrying value of the Company's investment in subsidiaries was $1,050,061. Short-term investments are carried at cost which approximates market value.

       FOREIGN EXCHANGE FORWARD CONTRACTS

       The Company enters into foreign exchange forward contracts to hedge exposure to currency risk on foreign denominated bonds. The cost of the contracts is included as part of the carrying value of the underlying securities. As of December 31, 1997, there were no open contracts. The Company uses the deferral method to account for foreign exchange forward contracts. Under the deferral method, realized and unrealized gains and losses from these forward contracts are deferred on the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. Upon disposal of the hedged security, deferred gains and losses are recognized in net realized capital gains in the Statutory Statement of Operations. The Company only enters into foreign exchange forward contracts with brokers deemed to be credit worthy by management.

1.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       ELECTRONIC DATA PROCESSING EQUIPMENT

       Electronic data processing equipment is recorded at cost, net of accumulated depreciation of $2,000,381 and $1,783,263 at December 31, 1997 and 1996. Depreciation is provided using the straight-line method over the estimated useful life of five years. Depreciation expense amounted to $217,118, $272,204 and $346,495 for the years ended December 31, 1997, 1996 and 1995.

       REMITTANCES AND ITEMS NOT ALLOCATED

       Remittances and items not allocated consist primarily of cash received with policy applications for policies that have not been issued.

       POLICY AND CONTRACT CLAIMS

       Policy and contract claims of $243,843 and $294,629 related to death benefits payable on life and annuity contracts have been accrued at December 31, 1997 and 1996. The remaining policy and contract claims of $110,171 and $87,800 at December 31, 1997 and 1996 relate to estimated incurred but unreported claims on life contracts.

       SEPARATE ACCOUNT

       Separate account assets and liabilities reported in the accompanying Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus represent funds that are separately administered for variable annuity contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account assets are reported at market value. The operations of the separate account are not included in the accompanying financial statements.

       RECLASSIFICATIONS

       Certain reclassifications have been made to the prior years' financial statements to conform to the current year presentation.

2. DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRINCIPLES

       Statutory accounting principles vary in some respects from generally accepted accounting principles. The more significant of these differences are as follows:

       INVESTMENTS

       Market values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on values provided by outside broker confirmations or internally calculated estimates. For GAAP, investments in bonds would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale. Realized gains and losses are reported in income net of income tax rather than on a pretax basis. The Asset Valuation Reserve is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus.

2. DIFFERENCES BETWEEN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRINCIPLES (CONTINUED)

       SUBSIDIARIES

       The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company.

       POLICY ACQUISITION COSTS

       The costs of acquiring and renewing business are expensed when incurred rather than capitalized and amortized over the terms of the related policies.

       NON-ADMITTED ASSETS

       Certain assets designated as "non-admitted," principally furniture and equipment, are excluded from the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus.

       PREMIUMS

       Single premium whole life, annuity and flexible premium variable life insurance considerations are recognized as earned upon issuance of the contract, whereas under GAAP, premium income consists of mortality charges, surrender charges earned, policy fees earned and amounts deducted from policyholder accounts.

       BENEFIT RESERVES

       Certain  policy  reserves  are  calculated  based on  statutory  required
       interest  and  mortality   assumptions  rather  than  estimated  expected
       experience or actual account balances.

       INCOME TAXES

       Deferred income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabilities.

3.     ANALYSIS OF ASSETS

       An analysis of the Company's ledger assets as compared with its net admitted assets is as follows:

                                                                               DECEMBER 31, 1997
                                                                               -----------------
                                                       LEDGER             NONLEDGER         ASSETS NOT                 NET
                                                       ASSETS              ASSETS            ADMITTED          ADMITTED ASSETS
                                                       ------              ------            --------          ---------------
      Bonds                                         $ 1,162,584,191                         $  5,488,249        $1,157,095,942
      Preferred stock                                    51,262,033                                                 51,262,033
      Common stock                                        8,436,964     $     110,474             69,534             8,477,904
      Policy loans                                        8,487,559                                                  8,487,559
      Cash                                                3,347,694                                                  3,347,694
      Short-term investments                             11,694,690                                                 11,694,690
      Receivable for securities                          21,836,311                                                 21,836,311
      Investment income due and accrued                                    16,790,319                               16,790,319
      Electronic data processing
         equipment, net                                     430,341                              244,471               185,870
      Receivable from affiliates                             18,815                                7,312                11,503
      Furniture and equipment                               274,564                              274,564
      Deposits, prepaid expenses and
        other assets                                        798,486            11,419            113,223               696,682
      Separate account assets                            22,609,542                                                 22,609,542
                                                         ----------                                                 ----------
                                                    $ 1,291,781,190      $ 16,912,212       $  6,197,353        $1,302,496,049
                                                    ===============      ============       ============        ==============

                                                                              DECEMBER 31, 1996
                                                                              -----------------
                                                       LEDGER             NONLEDGER         ASSETS NOT               NET
                                                       ASSETS              ASSETS            ADMITTED        ADMITTED ASSETS
                                                       ------              ------            --------        ---------------
      Bonds                                         $1,147,330,467                        $   4,866,116         $1,142,464,351
      Preferred stock                                    1,687,616                                                   1,687,616
      Common stock                                      20,194,334       $      341,598          56,447             20,479,485
      Policy loans                                       6,294,811                                                   6,294,811
      Cash                                              26,008,933                                                  26,008,933
      Short-term investment                             88,249,049                                                  88,249,049
      Receivable for securities                         53,223,692                                                  53,223,692
      Investment income due and accrued                                      12,363,810                             12,363,810
      Electronic data processing
         equipment, net                                    358,143                                                     358,143
      Furniture and equipment                              350,583                              350,583
      Deposits, prepaid expenses and
          other assets                                   1,219,000               62,282         104,987              1,176,295
      Separate account assets                            5,609,610                                                   5,609,610
                                                         ---------                                                   ---------
                                                     $1,350,526,238        $  12,767,690   $   5,378,133         $1,357,915,795
                                                     ==============        =============   =============         ==============

4.     RELATED PARTIES

       The Company had material transactions with its parent and affiliated companies as follows:

       CAPITAL CONTRIBUTIONS

       The Company received capital contributions from its parent during the years ended December 31, 1997, 1996 and 1995 totaling $0, $22,000,000 and $1,455,550, respectively, principally in the form of investments and

4.     RELATED PARTIES (CONTINUED)

          related accrued interest. During 1996, the Company made a $500,000 capital contribution to the Marketing Company.

       EXPENSES

       The Company receives investment advisory services under the terms of an investment management agreement with Berkeley Institutional Investment, Inc. (BIII), an affiliate of London Pacific Group Limited. Fees charged to the Company under the agreement amounted to $5,742,889, $5,578,673 and $5,272,984 during the years ended December 31, 1997, 1996, and 1995, respectively.

       Under the terms of a cost-sharing agreement, the Company has agreed to reimburse Berkeley International Capital Corporation, ("BICC"), an affiliate, for certain expenses incurred on behalf of the Company. For the year ended December 31, 1997, 1996 and 1995, the Company paid $745,344, $87,060 and $100,548, respectively, to BICC.

       Commissions on insurance business produced for the Company by its agents are paid by the Marketing Company, the exclusive master general agent for the Company. All of the Company's universal life and fixed annuity business is written through the Marketing Company. For the year ended December 31, 1997, $138,174,030 of premium was written through the Marketing Company. Effective January 1, 1995, the Company directly paid all agents' commissions via the Marketing Company. For the years ended December 31, 1997, 1996, and 1995, the Company paid commissions of $9,905,069, $8,261,301 and $14,237,877, respectively, to the Marketing
       Company (and the Marketing Company paid commissions to agents of approximately $9,905,064, $8,261,301 and $14,237,877, respectively).

     The Company has payables to affiliates of $720,136 and $36,512 at December 31, 1997 and 1996, respectively, relating to these transactions.

       The Company leases certain office space and equipment to Select Advisors, Inc., ("Select"), an affiliate. During 1997, the Company received rental income of $188,994 from Select.

       The Company acquired and disposed of securities with affiliates BG Securities Limited ("BGSL") and Berkeley (USA) Holding Limited ("BHL"), during the year as follows:

       Acquisitions

         Bonds                                                         Transfer Date       Consideration             From
         -----                                                         -------------       -------------             ----
         MZ Berger, 8% due 12/2006                                        1-14-97          $  13,000,000             BGSL
         Catalina Furniture Co., 13% due 6/2002                           4-09-97              4,000,000              BHL
         COMTECO, 12% due 10/2001                                         6-30-97              6,000,000             BGSL
         Andros Acquisition, Inc., 13% due 03/2003                        9-30-97              4,085,213             BGSL
         Integral Systems, Inc., 4.75% due 12-2000                        9-30-97              8,341,107             BGSL
         Childers Products Co., 10% due 05/2006                           9-30-97              1,300,392             BGSL
                                                                                               ---------
                                                                                           $  36,726,712

         Dispositions

         Bonds                                                         Transfer Date       Consideration             From
         -----                                                         -------------       -------------             ----
         COMTECO, 12% due 10/2001                                         3-31-97         $    6,000,000              BHL
         Hybrid Networks, Inc., 12% due 4/2002                            6-30-97              5,500,000             BGSL
         Nazareth/Century Mills, Inc., 13.43% due 12/2003                 9-30-97             13,726,713             BGSL
                                                                                              ----------
                                                                                           $  25,226,713

4.     RELATED PARTIES (CONTINUED)

       As of December 31, 1997, the Company had investments in bonds issued by affiliates as follows:

                                                                                                    STATEMENT
       ISSUER                                       COUPON                 MATURITY                    VALUE
       ------                                       ------                 --------                    -----
       Bon-Art/Bauchet International                13.00%                 10/02                  $  6,529,494
       Catalina Furniture Company                   13.00%                 06/02                  $  4,000,000
       Ocean Acquisition Corporation                12.00%                 12/00                  $  4,000,000
       Select Advisors, Inc.                         7.00%                 11/98                  $    750,000

5.     FEDERAL INCOME TAXES

       The provision for federal income taxes has been computed in accordance with provisions of the Internal Revenue Code, as amended. The Company files a separate federal income tax return and is not included in a consolidated return with affiliated entities.

       The Company's total tax expense differs from an amount computed by applying the federal income tax of 35 percent to statutory income. The five primary items required to reconcile taxable income and statutory income are: (1) capitalization of policy acquisition costs, (2) differences in computing reserves for statutory and tax purposes, (3) differences in statutory and tax bases of assets sold, (4) exclusion of IMR amortization, and (5) differences in timing for the deduction of accrued expenses.

6.     AGGREGATE RESERVES FOR LIFE POLICIES AND CONTRACTS

       Aggregate reserves for life policies and contracts have generally been computed using the Commissioners' Reserve Valuation Method (CRVM) or the Commissioners' Annuity Reserve Valuation Method (CARVM) prescribed by the North Carolina Department of Insurance. The aggregate reserves for life policies and contracts were computed on a policy-by-policy basis.

       Statutory reserves for policy benefits due under universal life and accumulation annuity insurance contracts are computed using the CRVM and the CARVM, respectively. The CRVM and CARVM reserves established for specific contracts are the greater of a formula reserve or the cash surrender value of the contract.

       The formula reserves for the universal life policies are computed using the 1980 Commissioners Standard Ordinary (CSO) mortality table and discount rates of 5.5% - 4.0%. These assumptions are in compliance with the minimum statutory requirements.

       The accumulation annuity insurance contracts include a single premium deferred annuity product and a flexible premium deferred annuity product. The formula reserves for the single premium deferred annuity are higher than the cash surrender value due to the one year interest rate guarantee provision of these contracts. The Company computed reserves with an interest rate of 5.50% for 1997 and 1996 issues and 6.00% for 1995 issues. These rates are the maximum statutory interest rates for such contracts. For flexible premium deferred annuities, the cash surrender value is never greater than the formula reserves, but may be equal to the CARVM reserve due to the calendar quarter interest guarantee provision of these contracts. The Company uses the same interest rates to compute reserves as are used for single premium deferred annuities.

       Reserves for policy benefits due under immediate annuity insurance contracts are based on a present value actuarial computation using a statutory discount rate and a statutory mortality basis. The reserves are based on the 83a annuity and mortality table and with a discount rate of 6.75% for 1997 and 1996 and 7.25% for 1995.

6.     AGGREGATE RESERVES FOR LIFE POLICIES AND CONTRACTS (CONTINUED)

       The withdrawal characteristics of annuity actuarial reserves and deposit liabilities at December 31, 1997 and 1996 are as follows:

                                                                            1997                              1996
                                                                            ----                              ----
         Subject to discretionary withdrawal at book
            value less surrender charge of 5% or more               $  465,856,317      42.21%      $   445,721,115      42.24%
         Subject to discretionary withdrawal at book
            value less surrender charge greater than
            0% but less than 5%                                        467,548,853      42.36%          440,023,827      41.70%
         Subject to discretionary withdrawal at book
            value with no surrender charge                              18,944,526       1.72%           13,795,748       1.31%
         Not subject to discretionary withdrawal                       151,396,771      13.71%          155,624,990      14.75%
                                                                       -----------      -----           -----------      -----
                                                                     $1,103,746,467        100%       $1,055,165,680        100%
                                                                    ==============        ====       ==============        ====

7.     INVESTMENTS

       The Company records its investments in debt securities at cost or amortized cost. The securities are designated investment grade (NAIC SVO categories "1" and "2") or non-investment grade (categories "3", "4", "5", and "6"). The NAIC 's highest ratings classification includes issues normally rated investment grade by independent rating agencies.

       The NAIC SVO classified the Company's debt securities as follows:

                                                 DECEMBER 31, 1997                      DECEMBER 31, 1996
                                                 -----------------                      -----------------
                                            STATEMENT            PERCENT            STATEMENT          PERCENT
        NAIC CATEGORY                         VALUE             OF TOTAL              VALUE            OF TOTAL
        -------------                         -----             --------              -----            --------
        1 - Highest quality               $   635,602,909           55%          $    642,553,936          57%
        2 - High quality                      362,777,042          31                 309,858,268         27
        3 - Medium quality                     76,456,905           7                  70,923,479         6
        4 - Low quality                        58,310,711           5                  94,156,455         8
        5 - Lower quality                      13,267,848           1                  15,018,522         1
        6 - Debt securities in or
                 near default                  10,680,527           1                   9,953,691         1
                                               ----------           -                   ---------         -
                                           $1,157,095,942         100%             $1,142,464,351        100%
                                           ==============         ===              ==============        ===

7.     INVESTMENTS (CONTINUED)

       The cost or amortized cost and the fair, or comparable value of investments in debt securities are as follows:

                                                   COST OR                      GROSS    UNREALIZED
         DECEMBER 31, 1997                  AMORTIZED COST               GAINS               LOSSES            FAIR VALUE
         -----------------                  --------------               -----               ------            ----------
         U.S. Government
           obligations                       $       8,220,444      $     128,216         ($ 3,560)     $       8,345,100


         Obligations of states
            and political subdivisions               5,068,119             28,221              --                    5,096,340

         Corporate securities                      704,295,379          4,004,751       (1,753,246)                706,546,884

         Other debt securities                      51,306,693              4,868           (3,710)                 51,307,851


         Mortgage-backed securities                388,205,307          --                      --                 388,205,307
                                                   -----------                                                     -----------

                                                $1,157,095,942        $ 4,166,056       ($   1,760,516)         $1,159,501,482
                                                ==============        ===========       ==============          ==============

                                                    COST OR                    GROSS UNREALIZED
         DECEMBER 31, 1996                      AMORTIZED COST            GAINS               LOSSES             FAIR VALUE
         -----------------                      --------------            -----               ------             ----------

         U.S. Government

           obligations                        $      8,221,012       $     91,040        ($    138,952)      $      8,173,100

         Obligations of states

            and political subdivisions               5,276,177            115,665       (       35,812)             5,356,030

         Corporate securities                      635,225,514          1,274,089         (  5,347,151)           631,152,452

         Other debt securities                     110,687,081            173,235       (       21,547)           110,838,769

         Mortgage-backed securities                383,054,567          --                      --                383,054,567
                                                   -----------                                                    -----------
                                                $1,142,464,351         $1,654,029          ($5,543,462)        $1,138,574,918
                                                ==============         ==========          ===========         ==============

       Fair values are based on published quotations of the SVO of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 1997 and 1996, the fair value of investments in debt securities includes $823,054,516 and $863,848,633, respectively, of debt securities that were valued at amortized cost.

       The cost or amortized cost and the fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

7.     INVESTMENTS (CONTINUED)

       A summary of the cost or amortized cost and fair value of the Company's investment in debt securities at December 31, 1997, by contractual maturity, is as follows:

                                                                        COST OR
                                                                     AMORTIZED COST              FAIR VALUE
                                                                     --------------              ----------
               Maturity:
                 In 1998                                              $     7,405,626          $     7,406,823
                 In 1999-2002                                             230,271,457              231,042,261
                 In 2003-2007                                             287,442,290              287,620,624
                 After 2007                                               243,771,262              245,226,467
                 Mortgage-backed securities                               388,205,307              388,205,307
                                                                          -----------              -----------
               Total                                                   $1,157,095,942           $1,159,501,482
                                                                       ==============           ==============


         Proceeds from sales of investments in fixed maturities and related gross gains and losses on those sales are as follows:

                                               Year Ended                    Year Ended                  Year Ended
                                            December 31, 1997            December 31, 1996           December 31, 1995
                                            -----------------            -----------------           -----------------

           Proceeds from sales                   $758,322,204                 $651,187,776                $193,271,491
           Gross realized gains                 $  13,454,190                $  13,725,509              $    2,078,023
           Gross realized losses               $    1,537,996               $    9,195,257              $    1,618,499

         At December 31, 1997, debt securities with an admitted asset value of $10,159,313 were on deposit with state insurance departments to satisfy regulatory requirements.

         Unrealized gains and losses on investments in non-redeemable preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments are summarized as follows:

                                                                      GROSS               GROSS
                                                                    UNREALIZED         UNREALIZED            FAIR
                                                   COST               GAINS              LOSSES             VALUE
                                                   ----               -----              ------             -----

         AT DECEMBER 31, 1997

              Preferred stocks                   $  41,355,002   $     --             $     --            $   41,355,002
              Common stocks                          9,363,323           1,455,866   (     2,341,285)          8,477,904
                                                     ---------           ---------   -     ---------           ---------
              Total                              $  50,718,325     $     1,455,866    ($   2,341,285)     $   49,832,906
                                                 =============     ===============    ==============      ==============

         AT DECEMBER 31, 1996

              Preferred stocks                 $      --        $     --             $       --         $     --
              Common stocks                         20,832,834             629,246         (982,595)         20,479,485
                                                    ----------             -------         ----------         ----------
              Total                              $  20,832,834   $         629,246  ($       982,595)    $    20,479,485
                                                 =============   =================  ================     ===============

8.       INVESTMENT INCOME

         An analysis of the Company's net investment income is as follows:

                                                                                     YEAR ENDED DECEMBER 31,

                                                                         1997                 1996                  1995
                                                                         ----                 ----                  ----

          Interest on debt securities                                $91,803,407          $94,149,963           $91,585,614
          Interest on short-term investments                           1,840,299              787,618               554,252
          Interest on cash on hand and on deposit                        268,480              375,723               274,696
          Equity in undistributed earnings of subsidiaries                37,168              (39,151)             (285,874)
          Other investment income                                      1,696,372            1,532,466             2,493,535
                                                                       ---------            ---------             ---------
          Gross investment income                                     95,645,726           96,806,619            94,622,223
          Less investment expenses                                   (6,847,800)           (5,793,203)           (5,661,711)
                                                                     ----------            ----------            ----------
          Net investment income                                      $88,797,926          $91,013,416           $88,960,512

9.        REINSURANCE

         The maximum amount of direct universal life insurance retained on any life is $250,000. Amounts in excess of $250,000 are ceded on a Yearly Renewable Term basis of reinsurance. Life insurance ceded to other companies for the years ended December 31, 1997 and 1996 totaled $42,496,000 and $47,349,000 or 11.2% and 11.7% of life insurance in force, respectively. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under reinsurance agreements.

10.      SURPLUS

         Under the Insurance Code of the State of North Carolina, in a given year the Company may make dividend distributions without prior approval of the Insurance Commissioner up to the lesser of its net gain from operations for the preceding year or 10% of surplus as of December 31 of the preceding year. The maximum dividend that could be paid during 1998 without the Insurance Commissioner's approval is $5,909,742.

         The NAIC has adopted Risk-Based Capital (RBC) requirements which became effective December 31, 1993, that attempt to evaluate the adequacy of a life insurance company's adjusted statutory capital and surplus in relation to investment, insurance and other business risks. The RBC formula is used by the states as an early warning tool to identify possible weakly capitalized companies for the purpose of initiating regulatory action and is not designed to be a basis for ranking the financial strength of insurance companies. In states which have adopted the NAIC regulations, the new RBC requirements provide for four different levels of regulatory attention depending on the ratio of the company's adjusted capital and surplus to its RBC. As of December 31, 1997, the adjusted capital and surplus of the Company is substantially in excess of the minimum level of RBC that would require regulatory response.

11.    ASSET VALUATION AND INTEREST MAINTENANCE RESERVES

       The purpose of the AVR is to decrease the volatility of the incidence of asset losses and to recognize the long term return expectations for equity investments. The increase or decrease to this reserve is charged or credited directly to surplus.

       The purpose of the IMR is to minimize the effect of gains and losses arising from interest rate movements. All realized gains and losses (net of tax) classified as interest related are accumulated and amortized into net income over the remaining period to maturity of the security sold. The effect of recording the IMR at December 31, 1997, 1996 and 1995 was to defer total net capital gains of $19,991,216, $12,352,297 and $10,190,326, respectively, and to recognize $2,306,437, $683,806 and
       ($185,844), respectively, of IMR amortization into income.

12.    FAIR VALUES OF FINANCIAL INSTRUMENTS

       The following disclosure of the estimated fair values of financial instruments is made in accordance with the requirements of Statement of Financial Accounting Standards ("SFAS") No. 107, "Disclosure about Fair Value of Financial Instruments." The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop these estimates. Accordingly, these estimates are not necessarily indicative of the amounts which could be realized in a current market exchange. The use of different market assumptions or estimation methodologies may have a material effect on the estimated fair value amounts. For financial instruments not separately disclosed below, the carrying value is a reasonable estimate of fair value.

                                                      DECEMBER 31, 1997                          DECEMBER 31, 1996
                                          --------------------- -------------------- -------------------- ---------------------
                                                CARRYING             ESTIMATED            CARRYING             ESTIMATED
                                                 VALUE              FAIR VALUE              VALUE              FAIR VALUE
                                          --------------------- -------------------- -------------------- ---------------------
       Assets:

          Debt securities                 $1,157,095,942        $1,171,666,397            $1,142,464,351        $1,145,112,378
       Redeemable preferred
          stock                           $       9,907,031     $     10,607,958       $       1,687,616     $       1,616,150

       Liabilities:
          Insurance and annuity
             reserves-investment-type
             contracts                       $1,130,221,744     $1,149,093,067            $1,097,795,798        $1,116,979,648

       POLICY RESERVES

       In accordance with SFAS No. 107, estimated fair values have been calculated on policy reserves only for those products determined to be investment-type. The estimated fair value of deferred annuity and universal life contracts equals account value after deduction of surrender charges. The estimated fair value of immediate annuity contracts is based on the present value of expected benefits using a discount rate equal to the 5-year Treasury rate.

13.    CONCENTRATIONS OF CREDIT RISK

       At December 31, 1997, the Company held unrated or less-than-investment grade corporate bonds of $158,715,991. Those holdings amounted to 13.7% of the Company's investments in bonds and less than 12.4% of the Company's total admitted assets. The holdings of less-than-investment grade bonds are widely diversified and management believes are of satisfactory quality based on the Company's investment policies and credit standards.

14.    RECONCILIATION OF NET TRANSFERS TO OR (FROM) SEPARATE ACCOUNT

         Transfers are reported in the Summary of Operations of the Separate Account Statement:

                                                                                                Year Ended December 31
                                                                                                ----------------------
                                                                                              1997                      1996
                                                                                              ----                      ----

                    Transfers to separate account                                      $  16,973,122                $4,455,205
                    Transfers from separate account                                        2,527,210                   296,184
                                                                                           ---------                   -------
                    Net transfers to or (from) separate account                           14,445,912                 4,159,021

           Reconciling Adjustments:  Mortality & Expense Fees                                161,162                    16,724
                                                                                             -------                    ------

           Transfers as reported in the Statutory Summary of Operations
                     of the Company                                                    $  14,607,074                $4,175,745
                                                                                       =============                ==========

15.      DEFERRED COMPENSATION ARRANGEMENTS

         Certain agents producing business for the Company participate in a stock appreciation rights plan sponsored by the Parent. The rights vest over a five year period based on the persistency of certain levels of policyholder account values assigned to the agent and the agent remaining active with the Company. The Parent will reimburse the
         Company for any plan benefits as they are withdrawn by the participating agents. There were no plan benefits paid in 1997 and none of the plan benefits were vested as of December 31, 1997.

         Certain members of Company management are eligible to participate in a contributory deferred compensation plan sponsored by BHL. Compensation deferred pursuant to the terms of the plan was $125,408 as of December 31, 1997.

         Certain members of Company management participate in an incentive share option plan sponsored by the Parent whereby the employee can purchase shares of the Parent's common stock. Stock options are granted to employees at a price equal to the fair market value of the stock on the date of grant. The stock options were granted during the years 1990 through 1997. As of December 31, 1997 1,763,500 shares of the Parent's common stock were subject to options granted under the plan with option prices ranging from $2.15 to $3.86. During 1997, options on 249,000 shares of common stock became exercisable under the plan with option prices ranging from $2.39 to $3.86. No options were exercised or forfeited during 1997. The Parent will reimburse the Company for any plan benefits as they are paid.

16.      COMMITMENT AND CONTINGENT LIABILITIES

         Rental expense for all leases was $609,627, $550,944 and $722,359 for 1997, 1996 and 1995, respectively. Future minimum rental commitments under noncancelable operating leases for office space and equipment aggregate $2,133,639 through 2000. The amounts due by year are $719,453 in 1998, $723,578 in 1999, $368,891 in 2000, $138,016 in 2001, and
         $183,701 thereafter.

         The Company has contingent liabilities resulting from anticipated state guaranty association assessments for life insurers deemed insolvent during the year. Although the total amount of this exposure is not known, a substantial portion of the amount assessed will be recovered against future premium taxes under current laws and regulations. As of December 31, 1997, the Company estimates its net contingent liability for future state guaranty association assessments is within range of $500,000 to $2,000,000. The Company has not committed any surplus funds to reserve for the contingent liability. The Company recognizes its obligation for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund. Expenses incurred for guaranty fund assessments were $1,007,354, $1,674,481 and $1,075,244 in 1997,
         1996 and 1995, respectively.

         The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse affect on the Company's statutory surplus.

         The Company has been named as a cross-defendant in a complaint filed by The American Endeavor Fund Limited ("AEF") where the plaintiff seeks damages in excess of $2 million. The Company believes that the alleged claims are without merit. While these claims are being contested, the outcome is not predictable with assurance. The Company believes that any liability resulting from these claims should not have a material adverse affect on the Company's statutory surplus.

17.      SUBSEQUENT EVENTS

         On March 12, 1998, all legal proceedings involving AEF were settled. The settlement is conditional upon the passing by AEF shareholders of resolutions ratifying and approving AEF's participation in the settlement agreement and upon approval from The Royal Court of the Island of Jersey for a related reduction of AEF's share premium account. AEF has announced that it has received irrevocable undertakings in favor of the resolutions from sufficient shareholders to assure their passing. The Company does not expect to have any liability to AEF under the terms of the settlement agreement.




                                     PART C


                                OTHER INFORMATION


ITEM  24.    FINANCIAL  STATEMENTS  AND  EXHIBITS

A.    FINANCIAL  STATEMENTS

The following financial statements of the Company are included in Part B hereof:

    1.    Report  of  Independent  Accountants.

    2. Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus - December 31, 1997 and 1996.

    3. Statutory Statements of Operations for the Years Ended December 31, 1997, 1996 and 1995.

    4. Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 1997, 1996 and 1995.

    5. Statutory Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995.

    6.    Notes  to  Statutory  Financial  Statements.

The following financial statements of the Separate Account are included in Part B hereof:

    1. Statement of Assets and Liabilities - September 30, 1998 (unaudited).

    2. Statement of Operations for the Nine Months Ended September 30, 1998 (unaudited).

    3. Statement of Changes in Net Assets for the Nine Months Ended September 30, 1998 (unaudited).

    4. Statement  of  Assets  and  Liabilities  as  of  December  31, 1997.

    5. Statement of Operations for the year ended December 31, 1997 and the period January 31, 1996 (commencement of operations) to December 31, 1996.

    6. Statement of Changes in Net Assets for the year ended December 31, 1997 and the period January 31, 1996 (commencement of operations) to December 31, 1996.

    7. Notes  to  Financial  Statements  -  December  31,  1997.

    8. Report  of  Independent  Accountants.

B.    EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

     2.   Not  Applicable.

     3.   Form  of  Principal  Underwriter's  Agreement.*

     4.   Individual  Fixed  and  Variable  Deferred  Annuity  Contract.*

     5.   Application  Form.*

     6.   (i)    Copy  of  Articles  of  Incorporation  of  the  Company.*
          (ii)  Copy  of  the  Bylaws  of  the  Company.*

     7.   Not  Applicable.

     8.   Form of Fund Participation Agreement by and among London
          Pacific Life & Annuity Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Anderson & Sherrerd, LLP**

     9.   Opinion  and  Consent  of  Counsel.

    10.   Consent  of  Independent  Accountants.

    11.   Not  Applicable.

    12.   Not  Applicable.

    13.   Calculation of Performance Information

    14.   Not  Applicable.

    15.   Company  Organizational  Chart.*

    27.   Not  Applicable.

    * Incorporated by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File No. 33-87150) as electronically filed April 18, 1996.

   ** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 33-87150) as electronically filed on April 27, 1998.

ITEM  25.    DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:

Name and Principal         Position and Offices
Business Address           with Depositor
-------------------------  ---------------------------------------

Ian K. Whitehead           President, Chief Executive Officer
1755 Creekside Oaks Drive  and Director
Sacramento, CA  95833

Arthur I. Trueger          Chairman of the Board and Director
650 California Street
San Francisco, CA  94108

George C. Nicholson        Chief Financial Officer, Secretary and
3109 Poplarwood Court      Director
Raleigh, NC  27604

Susan Y. Gressel           Vice President and Treasurer
3109 Poplarwood Court
Raleigh, NC  27604

Charles M. King            Vice President and Controller
3109 Poplarwood Court
Raleigh, NC  27604

William J. McCarthy        Vice President and Chief Actuary
3109 Poplarwood Court
Raleigh, NC  27604

Charlotte M. Stott         Vice President, National Sales Manager
1755 Creekside Oaks Drive
Sacramento, CA  95833

Jerry T. Tamura            Vice President, Administrative Services
1755 Creekside Oaks Drive
Sacramento, CA  95833

Randolph N. Vance          Vice President, Financial Actuary
3109 Poplarwood Court
Raleigh, NC 27604

Jerry S. Waters            Vice President, Technology Services
1755 Creekside Oaks Drive
Sacramento, CA  95833


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart was filed as Exhibit 15 in Registrant's Post-Effective Amendment No. 1 (File No. 33-87150) and is incorporated herein by reference.

ITEM  27.  NUMBER  OF  CONTRACT  OWNERS

As of November 30, 1998, there was 515 Qualified Contract Owners and 575 Non-Qualified Contract Owners.

ITEM  28.  INDEMNIFICATION

The  Bylaws  (Article  V)  of  the  Company  provide  that:

Subject to the laws of the State of North Carolina, any present or former director, officer or employee of the Company, or any person who, at the request of the Company, express or implied, may have served as a director or officer of another Company in which this Company owns shares or of which this Company is a creditor, shall be entitled to reimbursement of expenses and other liabilities, including attorney's fees actually and reasonably incurred by him and any amount paid by him in discharge of a judgment, fine, penalty of costs against him or paid by him in a settlement approved by a court of competent jurisdiction, in any action or proceeding, including any civil, criminal or administrative action, suit, hearing or proceeding, to which he is a party by reason of being or having been a director, officer or employee of this or such other Company. This section is not intended to extend or to limit in any way the rights and remedies provided with respect to indemnification of directors, officers, employees and other persons provided by the laws of the State of North Carolina but is intended to express the desire of the stockholders of this Company that indemnification be granted to such directors, officers, employees and other persons to the fullest extent allowable by such laws.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.  PRINCIPAL  UNDERWRITERS

     (a) Not Applicable.

     (b) London Pacific Financial and Insurance Services is the principal underwriter for the Contracts. The following persons are the officers and directors of London Pacific Financial and Insurance Services.


Name and Principal                      Position and Offices
Business Address                          with Underwriter
-------------------------  -----------------------------------------------
Ian K. Whitehead           Director
1755 Creekside Oaks Drive
Sacramento, CA 95833

Jerry T. Tamura            Chairman, President and Chief Executive Officer
1755 Creekside Oaks Drive
Sacramento, CA 95833

George C. Nicholson        Treasurer and Director
3109 Poplarwood Court
Raleigh, NC 27604

Bonnie J. Bridge           Secretary
1755 Creekside Oaks Drive
Sacramento, CA 95833



     (c)  Not  Applicable.

ITEM  30.  LOCATION  OF  ACCOUNTS  AND  RECORDS

Charles King, whose address is 3109 Poplarwood Court, Raleigh, NC 27604, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.  MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.  UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. London Pacific Life & Annuity Company ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Raleigh, and State of North Carolina on this 29th day of December, 1998.

                              LPLA  SEPARATE  ACCOUNT  ONE
                              ----------------------------------------------
                              Registrant

                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------


                          By: /S/ GEORGE NICHOLSON
                              ----------------------------------------------



                          By:  LONDON  PACIFIC  LIFE  &  ANNUITY  COMPANY
                              ----------------------------------------------
                              Depositor


                          By: /S/ GEORGE NICHOLSON
                              ----------------------------------------------


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                         Chairman of the Board and Director
-----------------------                                      ------
Arthur I. Trueger                                            Date

/S/ IAN K. WHITEHEAD      President, Chief Executive Officer 12/29/98
-----------------------   and Director                       ------
Ian K. Whitehead                                             Date

/S/ GEORGE NICHOLSON     Chief Financial Officer, Secretary 12/29/98
-----------------------                                      ------
George C. Nicholson      and Director                        Date


                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 4

                                      TO

                                   FORM N-4

                                      FOR

                           LPLA SEPARATE ACCOUNT ONE

                                      OF

                     LONDON PACIFIC LIFE & ANNUITY COMPANY


                               INDEX TO EXHIBITS

EXHIBIT                                                                   PAGE

EX-99.B9     Opinion and Consent of Counsel
EX-99.B10    Consent  of  Independent  Accountants
EX-99.B13    Calculation of Performance Information